UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2016 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Australia--6.6%
AGL Energy	30,304	401,848
Alumina	112,290	84,217
Amcor	54,243	514,509
AMP	131,408	504,026
APA Group	48,299	292,374
Aristocrat Leisure	23,345	170,878
Asciano	28,592	181,696
ASX	8,643	261,710
Aurizon Holdings	93,932	246,814
AusNet Services	72,030	75,214
Australia & New Zealand Banking Group	127,885	2,215,003
Bank of Queensland	16,530	154,554
Bendigo & Adelaide Bank	21,277	164,417
BHP Billiton	144,240	1,583,672
Boral	34,041	136,249
Brambles	69,585	557,889
Caltex Australia	12,163	323,037
Challenger	22,877	130,030
CIMIC Group	3,781	65,774
Coca-Cola Amatil	25,822	154,805
Cochlear	2,549	170,476
Commonwealth Bank of Australia	75,699	4,260,193
Computershare	20,349	152,243
Crown Resorts	16,028	140,520
CSL	20,774	1,546,744
Dexus Property Group	45,220	237,698
DUET Group	93,208	153,097
Flight Centre Travel Group	2,140	59,758
Fortescue Metals Group	69,153	85,826
Goodman Group	74,293	322,808
GPT Group	83,352	290,558
Harvey Norman Holdings	21,349	67,708
Healthscope	74,351	117,063
Iluka Resources	20,315	80,131

Incitec Pivot	75,161		166,494
Insurance Australia Group	102,340		385,469
James Hardie Industries-CDI	20,721		236,344
Lend Lease Group	24,424		226,804
Macquarie Group	13,673		706,264
Medibank Private	120,463		215,634
Mirvac Group	165,195		223,434
National Australia Bank	117,459		2,326,150
Newcrest Mining	32,091	a	296,151
Oil Search	56,526		265,662
Orica	16,497		168,037
Origin Energy	79,512		235,581
Platinum Asset Management	9,947		46,098
Qantas Airways	18,369	a	50,778
QBE Insurance Group	59,435		462,326
Ramsay Health Care	6,608		285,323
REA Group	2,402		90,571
Rio Tinto	18,923		531,114
Santos	71,342		164,503
Scentre Group	242,941		753,543
Seek	15,531		160,441
Sonic Healthcare	15,827		207,280
South32	172,507	a	120,632
South32	50,800	a	35,307
Stockland	102,579		300,997
Suncorp Group	57,088		473,661
Sydney Airport	50,012		234,314
Tabcorp Holdings	37,451		122,939
Tatts Group	59,893		178,729
Telstra	194,684		782,004
TPG Telecom	11,417		82,000
Transurban Group	89,787		688,005
Treasury Wine Estates	32,787		212,408
Vicinity Centres	148,531		308,529
Wesfarmers	50,323		1,516,803
Westfield	88,537		631,512
Westpac Banking	148,050		3,268,317
Woodside Petroleum	33,766		680,060
Woolworths	56,590		984,373
			34,728,130

Austria--.2%
ANDRITZ	3,152		147,272
Erste Group Bank	12,908	a	376,833
OMV	6,042		155,481
Raiffeisen Bank International	4,550	a	57,698
Voestalpine	5,210		138,637
			875,921
Belgium--1.5%
Ageas	8,600		348,935
Anheuser-Busch InBev	35,849		4,514,195
Colruyt	3,021		162,023
Delhaize Group	4,768		501,142
Groupe Bruxelles Lambert	3,568		270,695
KBC Groep	11,410		654,155
Proximus	7,132		246,061
Solvay	3,118		258,208
Telenet Group Holding	2,488	a	129,301
UCB	5,652		484,158
Umicore	3,912		144,549
			7,713,422
China--.0%
Yangzijiang Shipbuilding Holdings	91,000		59,957
Denmark--1.9%
AP Moller - Maersk, Cl. A	172		217,461
AP Moller - Maersk, Cl. B	317		407,268
Carlsberg, Cl. B	4,628		389,653
Charles Hansen Holding	3,971		242,956
Coloplast, Cl. B	4,745		391,022
Danske Bank	31,499		846,982
DSV	8,470		329,409
ISS	6,985		246,956
Novo Nordisk, Cl. B	87,391		4,880,237
Novozymes, Cl. B	10,484		437,140
Pandora	4,772		637,233
TDC	33,595		143,866
Tryg	5,250		100,105
Vestas Wind Systems	9,738		635,663
William Demant Holding	1,152	a	102,018
			10,007,969
Finland--1.0%

Elisa	6,146		222,309
Fortum	20,880		328,020
Kone, Cl. B	14,668		644,349
Metso	5,095		105,342
Neste Oil	6,289		196,546
Nokia	243,228		1,744,499
Nokian Renkaat	5,391		183,028
Orion, Cl. B	4,426		145,786
Sampo, Cl. A	20,269		978,740
Stora Enso, Cl. R	25,073		204,158
UPM-Kymmene	24,084		391,885
Wartsila	6,890		309,595
			5,454,257
France--9.7%
Accor	9,535		366,309
Aeroports de Paris	1,397		158,235
Air Liquide	15,425		1,596,585
Airbus Group	26,468		1,664,774
Alcatel-Lucent	25,219	a	99,798
Alstom	10,083	a	270,151
Altice, Cl. A	16,816	a	242,924
Altice, Cl. B	3,963	a	58,915
Arkema	2,875		179,860
Atos	4,021		319,442
AXA	87,334		2,162,774
BNP Paribas	47,286		2,247,394
Bollore	38,356		155,043
Bouygues	8,879		347,585
Bureau Veritas	12,417		236,735
Cap Gemini	7,244		661,691
Carrefour	25,066		714,336
Casino Guichard Perrachon	2,511		113,933
Christian Dior	2,506		424,392
Cie de St-Gobain	21,307		884,076
Cie Generale des Etablissements Michelin	8,467		778,699
CNP Assurances	6,982		93,773
Credit Agricole	44,637		446,072
Danone	25,969		1,791,013
Dassault Systemes	5,487		425,273
Edenred	9,836		186,448

Electricite de France	10,350		136,103
Engie	65,272		1,048,843
Essilor International	9,164		1,138,705
Eurazeo	1,999		122,770
Eutelsat Communications	8,003		259,964
Fonciere des Regions	1,331		113,083
Gecina	1,518		195,046
Groupe Eurotunnel	21,449		247,610
Hermes International	1,133		385,752
ICADE	1,292		91,829
Iliad	1,231		308,809
Imerys	1,513		93,716
Ingenico	2,556		302,082
JCDecaux	3,359		132,369
Kering	3,368		570,447
Klepierre	9,920		432,550
L'Oreal	11,301		1,950,652
Lagardere	5,470		156,531
Legrand	11,818		651,173
LVMH Moet Hennessy Louis Vuitton	12,539		2,021,320
Natixis	41,535		204,057
Numericable - SFR	4,262		169,347
Orange	88,727		1,589,272
Pernod-Ricard	9,482		1,112,705
Peugeot	19,087	a	283,703
Publicis Groupe	8,607		520,919
Remy Cointreau	971		69,739
Renault	8,555		724,852
Rexel	12,502		148,244
Safran	13,964		911,205
Sanofi	52,494		4,407,825
Schneider Electric	25,072		1,346,161
SCOR	7,281		254,159
Societe BIC	1,362		222,053
Societe Generale	32,492		1,243,190
Sodexo	4,008		396,611
Suez Environnement	12,933		239,931
Technip	4,917		230,634
Thales	4,591		350,001
Total	98,132		4,366,222

Unibail-Rodamco	4,402		1,112,922
Valeo	3,509		455,619
Veolia Environnement	19,858		478,784
Vinci	21,586		1,463,863
Vivendi	52,384		1,139,794
Wendel	1,271		127,300
Zodiac Aerospace	9,412		197,326
			50,752,022
Germany--8.3%
adidas	9,314		959,280
Allianz	20,402		3,292,867
Axel Springer	1,985		103,448
BASF	41,003		2,717,246
Bayer	36,884		4,137,515
Bayerische Motoren Werke	14,827		1,231,103
Beiersdorf	4,656		429,876
Brenntag	6,578		322,340
Commerzbank	47,842	a	387,664
Continental	4,915		1,026,408
Daimler	42,985		2,992,426
Deutsche Bank	61,836		1,093,826
Deutsche Boerse	8,664		736,557
Deutsche Lufthansa	11,009	a	160,859
Deutsche Post	43,339		1,047,694
Deutsche Telekom	142,542		2,474,439
Deutsche Wohnen-BR	14,748		387,661
E.ON	89,249		911,123
Evonik Industries	6,181		190,858
Fraport Frankfurt Airport Services Worldwide	2,086		126,388
Fresenius & Co.	17,193		1,137,649
Fresenius Medical Care & Co.	9,563		845,843
GEA Group	8,253		347,474
Hannover Rueck	2,781		292,696
HeidelbergCement	6,473		475,041
Henkel & Co.	4,614		424,608
HUGO BOSS	3,014		240,602
Infineon Technologies	49,080		652,829
K+S	8,440		177,392
Kabel Deutschland Holding	981		125,556
LANXESS	3,947		162,749

Linde	8,315		1,123,256
MAN	1,628		164,425
Merck	5,914		514,000
METRO	7,793		220,326
Muenchener Rueckversicherungs	7,469		1,430,694
OSRAM Licht	4,089		182,046
ProSiebenSat.1 Media	10,040		499,791
RWE	21,707		302,548
SAP	43,875		3,480,921
Siemens	35,397		3,388,491
Symrise	5,653		364,738
Telefonica Deutschland Holding	28,741		141,956
ThyssenKrupp	16,364		252,183
TUI	21,866		371,272
United Internet	5,268		273,029
Volkswagen	1,561		204,234
Vonovia	21,230		645,375
Zalando	3,469	a,b	119,210
			43,290,512
Hong Kong--2.9%
AIA Group	537,800		3,009,494
ASM Pacific Technology	10,800		78,255
Bank of East Asia	49,550		145,910
BOC Hong Kong Holdings	169,500		445,310
Cathay Pacific Airways	52,000		82,098
Cheung Kong Infrastructure Holdings	27,000		254,107
Cheung Kong Property Holdings	118,475		642,894
CK Hutchison Holdings	120,475		1,498,036
CLP Holdings	86,288		723,846
First Pacific	120,250		82,808
Galaxy Entertainment Group	99,277		312,785
Hang Lung Properties	99,000		182,345
Hang Seng Bank	34,400		572,604
Henderson Land Development	48,545		263,783
HK Electric Investments	106,500	b	83,159
HKT Trust	125,660		165,143
Hong Kong & China Gas	311,439		544,131
Hong Kong Exchanges & Clearing	50,700		1,123,846
Hongkong Land Holdings	23,600		147,972
Hysan Development	28,000		108,329

Kerry Properties	29,500		67,629
Li & Fung	259,200		149,984
Link REIT	101,000		578,125
Melco Crown Entertainment, ADR	3,821		58,232
MTR	64,500		293,072
New World Development	254,048		205,131
Noble Group	188,963		40,926
NWS Holdings	60,000		89,095
PCCW	167,000		99,443
Power Assets Holdings	62,500		571,647
Shangri-La Asia	71,000		66,155
Sino Land	127,730		163,289
SJM Holdings	78,530		51,195
Sun Hung Kai Properties	75,699		823,160
Swire Pacific, Cl. A	27,500		266,520
Swire Properties	56,000		145,115
Techtronic Industries	65,365		247,451
WH Group	257,000	a,b	146,931
Wharf Holdings	60,311		281,042
Wheelock & Co.	43,000		164,233
Yue Yuen Industrial Holdings	32,300		110,903
			15,086,133
Ireland--.4%
Bank of Ireland	1,228,951	a	407,282
CRH	37,209		992,818
Kerry Group, Cl. A	6,855		561,679
Ryanair Holdings	3,900		57,956
			2,019,735
Israel--.7%
Azriele Group	1,603		56,963
Bank Hapoalim	48,286		225,638
Bank Leumi Le-Israel	60,234	a	200,552
Bezeq The Israeli Telecommunication	79,342		171,950
Check Point Software Technologies	2,723	a	214,600
Delek Group	202		34,840
Israel Chemicals	24,674		101,131
Israel Discount Bank, Cl. A	1	a	1
Mizrahi Tefahot Bank	6,222		70,155
Mobileye	3,263	a	88,525
NICE Systems	2,452		147,369

Taro Pharmaceutical Industries	301	a	43,886
Teva Pharmaceutical Industries	40,786		2,505,197
			3,860,807
Italy--2.2%
Assicurazioni Generali	52,959		794,650
Atlantia	18,499		483,318
Banca Monte dei Paschi di Siena	119,067	a	86,196
Banco Popolare	16,630	a	154,625
CNH Industrial	43,714		273,789
Enel	318,629		1,303,786
Enel Green Power	81,547		159,698
Eni	114,117		1,660,431
EXOR	4,701		153,975
Ferrari	5,088	a	201,732
Fiat Chrysler Automobiles	40,560		285,894
Finmeccanica	18,554	a	220,877
Intesa Sanpaolo	568,743		1,621,010
Intesa Sanpaolo-RSP	47,321		125,292
Luxottica Group	7,731		478,528
Mediobanca	25,082		201,027
Prysmian	8,493		175,110
Saipem	10,910	a	6,791
Snam	93,495		523,860
STMicroelectronics	26,057		171,846
Telecom Italia	523,305	a	581,281
Telecom Italia-RSP	270,919		244,165
Tenaris	20,192		209,682
Terna Rete Elettrica Nazionale	68,305		365,522
UniCredit	213,246		829,305
Unione di Banche Italiane	41,889		196,346
UnipolSai	48,164		102,552
			11,611,288
Japan--23.1%
ABC-Mart	1,000		54,554
Acom	15,500	a	70,362
Aeon	30,100		402,444
AEON Financial Service	3,960		91,007
AEON Mall	4,480		68,316
Air Water	7,000		111,334
Aisin Seiki	8,500		360,207

Ajinomoto	24,800	589,012
Alfresa Holdings	7,600	141,457
Alps Electric	8,100	159,971
Amada Holdings Co.	13,900	131,114
ANA Holdings	53,000	155,829
Aozora Bank	54,959	184,389
Asahi Glass	42,800	261,343
Asahi Group Holdings	17,700	568,820
Asahi Kasei	55,900	361,758
Asics	7,000	129,857
Astellas Pharma	93,295	1,293,473
Bandai Namco Holdings	7,750	176,168
Bank of Kyoto	16,000	123,683
Bank of Yokohama	50,000	266,170
Benesse Holdings	3,200	89,643
Bridgestone	29,000	1,054,266
Brother Industries	10,800	108,859
CALBEE	3,500	145,664
Canon	47,817	1,336,271
Casio Computer	9,300	180,262
Central Japan Railway	6,400	1,188,249
Chiba Bank	29,000	179,147
Chubu Electric Power	28,500	365,080
Chugai Pharmaceutical	9,928	303,767
Chugoku Bank	7,200	85,606
Chugoku Electric Power	14,000	186,700
Citizen Holdings	12,400	75,500
Credit Saison	6,200	116,185
Dai Nippon Printing	25,800	242,191
Dai-ichi Life Insurance	48,900	675,309
Daicel	13,400	196,717
Daihatsu Motor	8,000	124,766
Daiichi Sankyo	28,683	599,132
Daikin Industries	10,500	709,292
Daito Trust Construction	3,300	420,037
Daiwa House Industry	26,800	757,462
Daiwa Securities Group	76,000	480,452
Denso	21,700	941,810
Dentsu	9,900	524,745
Don Quijote Holdings	5,600	189,947

East Japan Railway	15,000	1,381,516
Eisai	11,000	664,051
Electric Power Development	6,080	205,105
FamilyMart	2,617	122,473
FANUC	8,729	1,165,425
Fast Retailing	2,358	762,040
Fuji Electric	27,000	93,592
Fuji Heavy Industries	26,200	1,070,704
FUJIFILM Holdings	20,800	802,982
Fujitsu	85,800	357,906
Fukuoka Financial Group	33,000	139,599
GungHo Online Entertainment	19,400	51,910
Gunma Bank	19,000	105,496
Hachijuni Bank	20,000	111,399
Hakuhodo DY Holdings	11,200	119,818
Hamamatsu Photonics	6,400	159,063
Hankyu Hanshin Holdings	53,000	330,366
Hikari Tsushin	700	46,317
Hino Motors	12,100	137,049
Hirose Electric	1,365	154,892
Hiroshima Bank	25,000	124,760
Hisamitsu Pharmaceutical	2,400	108,282
Hitachi	215,900	1,065,603
Hitachi Chemical	4,000	70,109
Hitachi Construction Machinery	5,000	72,832
Hitachi High-Technologies	2,700	76,676
Hitachi Metals	10,000	112,885
Hokuhoku Financial Group	51,000	94,364
Hokuriku Electric Power	7,700	108,815
Honda Motor	73,159	1,982,956
Hoshizaki Electric	1,600	111,622
Hoya	18,600	718,561
Hulic	14,000	120,403
Idemitsu Kosan	3,600	54,112
IHI	60,000	129,194
Iida Group Holdings	5,800	103,162
INPEX	42,000	371,681
Isetan Mitsukoshi Holdings	15,020	190,840
Isuzu Motors	26,900	273,956
ITOCHU	71,800	848,921

Itochu Techno-Solutions	1,800		29,109
Iyo Bank	11,000		92,995
J Front Retailing	10,800		148,817
Japan Airlines	5,200		194,621
Japan Airport Terminal	1,800		71,982
Japan Exchange Group	25,400		360,281
Japan Post Bank	18,100		223,200
Japan Post Holdings	20,100		268,176
Japan Prime Realty Investment	39		140,239
Japan Real Estate Investment	58		307,199
Japan Retail Fund Investment	113		238,503
Japan Tobacco	49,300		1,926,269
JFE Holdings	21,560		291,537
JGC	9,000		142,358
Joyo Bank	27,462		111,253
JSR	8,600		124,800
JTEKT	9,800		157,837
JX Holdings	97,376		370,972
Kajima	38,800		219,782
Kakaku.com	6,700		129,512
Kamigumi	9,400		84,819
Kaneka	12,000		114,426
Kansai Electric Power	32,499	a	353,315
Kansai Paint	10,000		139,512
Kao	22,500		1,207,370
Kawasaki Heavy Industries	65,000		200,518
KDDI	78,363		1,981,195
Keihan Electric Railway	21,000		132,221
Keikyu	20,000		165,621
Keio	25,000		223,119
Keisei Electric Railway	13,000		172,921
Keyence	1,985		934,036
Kikkoman	7,000		233,160
Kintetsu Group Holdings	80,354		330,723
Kirin Holdings	36,700		523,235
Kobe Steel	133,000		128,950
Koito Manufacturing	5,000		231,595
Komatsu	41,700		619,308
Konami Holdings	4,400		102,083
Konica Minolta	21,700		182,306

Kose	1,500		139,709
Kubota	51,000		752,675
Kuraray	14,200		171,322
Kurita Water Industries	4,800		102,624
Kyocera	14,600		586,881
Kyowa Hakko Kirin	10,705		155,079
Kyushu Electric Power	17,600	a	189,073
Kyushu Financial Group	16,000	a	99,574
Lawson	3,000		237,141
LIXIL Group	11,924		251,206
M3	8,100		186,065
Mabuchi Motor	1,900		102,720
Makita	5,300		298,259
Marubeni	71,700		345,175
Marui Group	9,500		150,637
Maruichi Steel Tube	2,000		56,732
Mazda Motor	23,300		423,248
McDonald's Holdings Co. Japan	3,000		58,974
Medipal Holdings	5,800		94,351
MEIJI Holdings	5,542		464,751
Minebea	15,000		116,741
Miraca Holdings	2,700		111,112
Mitsubishi	60,398		967,002
Mitsubishi Chemical Holdings	60,580		337,212
Mitsubishi Electric	85,000		787,687
Mitsubishi Estate	56,000		1,109,981
Mitsubishi Gas Chemical	16,000		76,770
Mitsubishi Heavy Industries	132,700		523,222
Mitsubishi Logistics	6,000		82,175
Mitsubishi Materials	46,000		141,759
Mitsubishi Motors	28,600		230,717
Mitsubishi Tanabe Pharma	10,800		177,392
Mitsubishi UFJ Financial Group	568,190		2,928,171
Mitsubishi UFJ Lease & Finance	24,300		120,481
Mitsui & Co.	77,400		878,345
Mitsui Chemicals	38,000		165,715
Mitsui Fudosan	42,286		994,203
Mitsui OSK Lines	52,000		102,925
mixi	1,600		51,218
Mizuho Financial Group	1,049,600		1,812,125

MS&AD Insurance Group Holdings	23,057		625,507
Murata Manufacturing	9,100		1,051,605
Nabtesco	5,600		96,689
Nagoya Railroad	42,000		191,891
NEC	114,800		303,023
NEXON	6,700		109,374
NGK Insulators	12,000		252,209
NGK Spark Plug	7,926		188,225
NH Foods	8,000		154,995
NHK Spring	7,000		68,864
Nidec	9,700		661,052
Nikon	16,260		239,681
Nintendo	4,825		679,573
Nippon Building Fund	61		315,147
Nippon Electric Glass	17,085		88,381
Nippon Express	39,000		182,576
Nippon Paint Holdings	6,900		131,592
Nippon Prologis REIT	70		124,333
Nippon Steel & Sumitomo Metal	33,161		592,961
Nippon Telegraph & Telephone	33,500		1,425,108
Nippon Yusen	69,800		150,644
Nissan Motor	111,100		1,101,915
Nisshin Seifun Group	9,438		152,579
Nissin Foods Holdings	2,600		132,733
Nitori Holdings	3,200		259,354
Nitto Denko	7,100		408,160
NOK	4,600		95,290
Nomura Holdings	164,600		899,598
Nomura Real Estate Holdings	6,400		112,852
Nomura Real Estate Master Fund	158	a	194,330
Nomura Research Institute	5,830		211,689
NSK	20,000		206,831
NTT Data	5,500		265,154
NTT DOCOMO	63,900		1,425,468
NTT Urban Development	5,500		53,940
Obayashi	30,000		270,581
Obic	2,600		134,676
Odakyu Electric Railway	28,000		297,515
Oji Holdings	35,000		142,202
Olympus	11,800		459,764

Omron	9,000	235,343
Ono Pharmaceutical	3,700	596,505
Oracle Japan	1,400	63,399
Oriental Land	8,700	555,054
ORIX	60,200	854,373
Osaka Gas	83,000	314,712
OTSUKA	2,700	134,325
Otsuka Holdings	17,000	571,929
Panasonic	98,595	923,042
Park24	3,800	106,267
Rakuten	41,100	423,398
Recruit Holdings	6,300	199,522
Resona Holdings	98,400	451,437
Ricoh	31,300	301,980
Rinnai	1,500	138,145
Rohm	4,300	195,677
Ryohin Keikaku	1,100	233,199
Sankyo	2,200	83,979
Sanrio	2,100	48,694
Santen Pharmaceutical	16,500	262,953
SBI Holdings	10,830	108,400
Secom	9,400	655,691
Sega Sammy Holdings	7,484	70,445
Seibu Holdings	5,900	118,285
Seiko Epson	13,300	180,151
Sekisui Chemical	19,000	232,956
Sekisui House	25,900	407,054
Seven & I Holdings	33,760	1,501,239
Seven Bank	26,000	110,400
Shikoku Electric Power	8,900	129,096
Shimadzu	12,000	186,240
Shimamura	1,000	111,522
Shimano	3,500	559,875
Shimizu	27,000	210,712
Shin-Etsu Chemical	18,300	934,679
Shinsei Bank	78,000	121,509
Shionogi & Co.	13,300	579,250
Shiseido	16,000	301,101
Shizuoka Bank	23,400	203,726
Showa Shell Sekiyu	8,500	69,349

SMC	2,400		542,217
SoftBank Group	43,100		1,907,359
Sohgo Security Services	2,500		122,096
Sompo Japan Nipponkoa Holdings	14,670		434,798
Sony	56,780		1,358,545
Sony Financial Holdings	7,000		115,692
Stanley Electric	6,600		144,753
Sumitomo	51,500		513,642
Sumitomo Chemical	64,000		324,219
Sumitomo Dainippon Pharma	6,900		76,954
Sumitomo Electric Industries	34,700		457,047
Sumitomo Heavy Industries	25,000		98,780
Sumitomo Metal Mining	23,000		245,009
Sumitomo Mitsui Financial Group	57,100		1,917,572
Sumitomo Mitsui Trust Holdings	151,640		484,403
Sumitomo Realty & Development	16,000		448,548
Sumitomo Rubber Industries	7,600		96,266
Suntory Beverage & Food	6,000		277,986
Suruga Bank	8,000		144,908
Suzuken	3,212		111,408
Suzuki Motor	15,800		485,015
Sysmex	6,200		398,859
T&D Holdings	26,300		300,975
Taiheiyo Cement	54,000		155,614
Taisei	46,000		287,972
Taisho Pharmaceutical Holdings	1,500		101,054
Taiyo Nippon Sanso	6,000		54,152
Takashimaya	12,000		102,838
Takeda Pharmaceutical	35,400		1,711,853
TDK	5,500		301,542
Teijin	40,000		146,261
Terumo	13,500		429,556
THK	5,500		87,744
Tobu Railway	46,000		224,427
Toho	5,400		141,020
Toho Gas	18,000		118,084
Tohoku Electric Power	19,700		245,987
Tokio Marine Holdings	30,500		1,091,416
Tokyo Electric Power	64,972	a	325,975
Tokyo Electron	7,700		484,174

Tokyo Gas	104,000		478,149
Tokyo Tatemono	8,500		91,439
Tokyu	49,820		387,668
Tokyu Fudosan Holdings	25,100		164,348
TonenGeneral Sekiyu	13,000		106,306
Toppan Printing	22,000		191,436
Toray Industries	67,000		572,767
Toshiba	180,000	a	301,455
TOTO	6,000		195,115
Toyo Seikan Group Holdings	7,100		128,428
Toyo Suisan Kaisha	4,000		138,348
Toyoda Gosei	2,400		51,843
Toyota Industries	7,300		365,605
Toyota Motor	122,157		7,377,427
Toyota Tsusho	10,100		232,014
Trend Micro	4,900		205,650
Unicharm	16,900		331,864
United Urban Investment	114		156,028
USS	9,800		150,228
West Japan Railway	7,500		485,714
Yahoo! Japan	61,100		234,051
Yakult Honsha	4,100		188,410
Yamada Denki	28,300		136,975
Yamaguchi Financial Group	9,000		97,282
Yamaha	7,200		171,332
Yamaha Motor	11,200		223,868
Yamato Holdings	15,200		333,522
Yamazaki Baking	4,000		87,295
Yaskawa Electric	11,300		126,335
Yokogawa Electric	11,500		129,133
Yokohama Rubber	4,500		67,448
			120,758,665
Luxembourg--.1%
RTL Group	1,680		134,317
SES	14,758		386,726
			521,043
Macau--.1%
MGM China Holdings	40,000		48,236
Sands China	107,813		378,253
Wynn Macau	69,200		75,164

			501,653
Mexico--.0%
Fresnillo	10,059		104,021
Netherlands--3.0%
Aegon	81,552		462,951
AerCap Holdings	3,567	a	109,543
Akzo Nobel	11,231		720,923
ASML Holding	15,508		1,425,032
Boskalis Westminster	4,086		161,443
Gemalto	3,825		230,671
Heineken	10,269		892,976
Heineken Holding	4,485		345,243
ING Groep	173,649		2,004,458
Koninklijke Ahold	37,455		850,159
Koninklijke DSM	7,981		388,911
Koninklijke KPN	146,421		567,658
Koninklijke Philips	41,747		1,110,629
Koninklijke Vopak	2,912		126,668
NN Group	10,893		369,155
NXP Semiconductors	6,050	a	452,419
OCI	3,786	a	68,844
QIAGEN	9,940	a	224,861
Randstad Holding	5,773		315,563
RELX	44,578		745,946
TNT Express	23,803		203,024
Unilever	72,722		3,243,250
Wolters Kluwer	13,883		472,602
			15,492,929
New Zealand--.2%
Auckland International Airport	46,910		169,545
Contact Energy	31,118		92,946
Fletcher Building	31,140		139,481
Meridian Energy	52,186		79,770
Mighty River Power	29,098		50,133
Ryman Healthcare	16,781		87,628
Spark New Zealand	78,060		170,763
			790,266
Norway--.6%
DNB	42,411		514,424
Gjensidige Forsikring	9,640		153,514

Norsk Hydro	62,574		210,193
Orkla	36,127		292,739
Schibsted, Cl. A	3,036		89,479
Schibsted, Cl. B	3,578	a	100,945
Statoil	50,799		705,542
Telenor	32,617		530,743
Yara International	7,988		303,997
			2,901,576
Portugal--.1%
Banco Comercial Portugues, Cl. R	1,375,710	a	58,328
Banco Espirito Santo	118,053	a,c	13
Energias de Portugal	103,730		362,615
Galp Energia	16,122		192,159
Jeronimo Martins	10,446		146,134
			759,249
Singapore--1.2%
Ascendas Real Estate Investment Trust	97,433		158,464
CapitaLand	116,500		253,708
CapitaLand Commercial Trust	96,000		88,064
CapitaLand Mall Trust	117,000		163,276
City Developments	17,000		83,651
ComfortDelGro	92,700		185,521
DBS Group Holdings	78,388		780,803
Genting Singapore	289,327		144,815
Global Logistic Properties	136,843		164,261
Golden Agri-Resources	278,440		73,536
Hutchison Port Holdings Trust	265,000		126,937
Jardine Cycle & Carriage	4,913		130,142
Keppel	61,500		218,845
Oversea-Chinese Banking	133,487		748,272
Sembcorp Industries	43,254		76,965
Sembcorp Marine	38,000		41,846
Singapore Airlines	25,933		201,959
Singapore Exchange	35,000		175,445
Singapore Press Holdings	69,075		172,437
Singapore Technologies Engineering	68,000		138,154
Singapore Telecommunications	361,651		899,250
StarHub	26,918		64,210
Suntec Real Estate Investment Trust	99,000		110,729
United Overseas Bank	58,712		751,113

UOL Group	21,111		83,635
Wilmar International	88,000		178,420
			6,214,458
South Africa--.1%
Mondi	17,108		279,223
Spain--3.0%
Abertis Infraestructuras	22,614		338,407
ACS Actividades de Construccion y Servicios	8,471		216,441
Aena	2,977	b	332,027
Amadeus IT Holding, Cl. A	19,640		806,482
Banco Bilbao Vizcaya Argentaria	286,232		1,851,479
Banco de Sabadell	219,241		396,985
Banco Popular Espanol	78,750		212,490
Banco Santander	643,965		2,781,081
Bankia	207,019		205,761
Bankinter	32,065		223,333
CaixaBank	115,983		352,934
Distribuidora Internacional de Alimentacion	28,026	a	151,790
Enagas	10,045		292,716
Endesa	13,393		258,375
Ferrovial	19,408		427,622
Gas Natural SDG	14,848		292,361
Grifols	13,598		285,013
Iberdrola	240,602		1,695,127
Inditex	48,893		1,604,150
Mapfre	47,485		106,371
Red Electrica	4,768		385,140
Repsol	50,205		522,860
Telefonica	201,422		2,138,812
Zardoya Otis	6,905		73,194
			15,950,951
Sweden--2.8%
Alfa Laval	13,304		229,687
Assa Abloy, Cl. B	43,979		930,717
Atlas Copco, Cl. A	29,387		630,804
Atlas Copco, Cl. B	16,947		346,795
Boliden	11,860		164,752
Electrolux, Ser. B	10,732		233,062
Ericsson, Cl. B	136,238		1,201,262
Getinge, Cl. B	9,499		210,229

Hennes & Mauritz, Cl. B	42,545		1,391,477
Hexagon, Cl. B	11,240		372,980
Husqvarna, Cl. B	20,372		129,131
ICA Gruppen	3,218		113,850
Industrivarden, Cl. C	7,189		113,591
Investment AB Kinnevik, Cl. B	10,364		268,351
Investor, Cl. B	19,913		664,669
Lundin Petroleum	9,154	a	131,596
Millicom International Cellular, SDR	2,952		130,017
Nordea Bank	136,084		1,365,654
Sandvik	49,025		411,333
Securitas, Cl. B	12,966		191,313
Skandinaviska Enskilda Banken, Cl. A	67,990		655,549
Skanska, Cl. B	17,185		330,660
SKF, Cl. B	16,805		257,159
Svenska Cellulosa, Cl. B	25,728		761,929
Svenska Handelsbanken, Cl. A	67,881		852,844
Swedbank, Cl. A	41,094		865,135
Swedish Match	8,504		302,410
Tele2, Cl. B	14,711		121,884
TeliaSonera	116,315		547,961
Volvo, Cl. B	69,979		638,398
			14,565,199
Switzerland--9.4%
ABB	98,597	a	1,707,406
Actelion	4,558	a	602,908
Adecco	7,606	a	469,515
Aryzta	3,764	a	172,105
Baloise Holding	2,088		255,542
Barry Callebaut	110	a	125,810
Cie Financiere Richemont	23,417		1,521,376
Coca-Cola HBC-CDI	8,469	a	173,555
Credit Suisse Group	80,502	a	1,421,112
Dufry	1,787	a	193,432
EMS-Chemie Holding	396		166,102
Galenica	157		219,052
Geberit	1,638		580,599
Givaudan	421	a	786,684
Glencore	548,295	a	709,419
Julius Baer Group	10,272	a	435,923

Kuehne + Nagel International	2,440		323,433
LafargeHolcim	18,994	a	805,999
Lindt & Spruengli	5		345,011
Lindt & Spruengli-PC	44		257,932
Lonza Group	2,247	a	344,155
Nestle	142,405		10,489,044
Novartis	101,665	a	7,885,816
Pargesa Holding-BR	1,256		73,139
Partners Group Holding	711		256,470
Roche Holding	31,385	a	8,165,147
Schindler Holding	876		135,510
Schindler Holding-PC	1,967		302,496
SGS	251	a	487,672
Sika-BR	99		354,458
Sonova Holding	2,370		284,496
Sulzer	1,245		113,546
Swatch Group	2,074		137,647
Swatch Group-BR	1,371		469,468
Swiss Life Holding	1,420	a	361,080
Swiss Prime Site	3,113	a	249,764
Swiss Re	15,764		1,464,143
Swisscom	1,125		559,449
Syngenta	4,158		1,530,742
Transocean	15,437		161,702
UBS Group	163,207		2,694,678
Zurich Insurance Group	6,739	a	1,492,757
			49,286,294
United Kingdom--19.1%
3i Group	45,621		289,586
Aberdeen Asset Management	39,934		140,609
Admiral Group	9,276		235,694
Aggreko	10,853		133,334
Amec Foster Wheeler	16,968		100,354
Anglo American	62,300		249,076
Antofagasta	18,804		102,808
ArcelorMittal	42,990		165,970
ARM Holdings	62,769		901,131
Ashtead Group	23,009		297,436
Associated British Foods	15,604		704,354
AstraZeneca	56,420		3,609,401

Auto Trader Group	30,147	b	168,824
Aviva	180,702		1,247,958
Babcock International Group	10,761		141,405
BAE Systems	141,217		1,042,276
Barclays	752,619		2,010,090
Barratt Developments	46,168		396,383
BG Group	153,348		2,324,637
BHP Billiton	94,652		921,672
BP	814,344		4,412,351
British American Tobacco	83,143		4,622,386
British Land	43,080		456,913
BT Group	375,688		2,613,180
Bunzl	15,442		413,227
Burberry Group	20,477		349,302
Capita	30,393		512,167
Carnival	8,328		415,106
Centrica	226,131		663,967
Cobham	51,208		186,341
Compass Group	74,186		1,278,842
Croda International	5,660		231,046
Diageo	112,293		3,023,051
Direct Line Insurance Group	63,227		338,920
Dixons Carphone	45,648		310,215
easyJet	7,546		166,765
Experian	44,387		757,943
G4S	69,165		225,439
GKN	69,758		277,975
GlaxoSmithKline	216,993		4,470,205
Hammerson	35,471		296,530
Hargreaves Lansdown	10,863		212,759
HSBC Holdings	871,453		6,146,304
ICAP	23,517		162,616
IMI	12,873		148,536
Imperial Tobacco Group	42,958		2,327,478
Inmarsat	21,105		332,427
InterContinental Hotels Group	10,892		358,851
International Consolidated Airlines Group	37,752		291,759
Intertek Group	6,956		282,043
Intu Properties	43,243		185,365
Investec	26,558		169,621

ITV	170,697		651,826
J Sainsbury	63,395		222,913
Johnson Matthey	8,807		312,044
Kingfisher	100,822		471,860
Land Securities Group	35,155		551,594
Legal & General Group	265,250		926,799
Lloyds Banking Group	2,548,981		2,391,005
London Stock Exchange Group	14,071		499,680
Marks & Spencer Group	73,189		444,479
Meggitt	35,607		185,702
Merlin Entertainments	33,913	b	200,798
National Grid	167,950		2,367,171
Next	6,626		655,931
Old Mutual	214,716		525,213
Pearson	37,949		430,279
Persimmon	13,614	a	396,716
Petrofac	12,065		137,523
Provident Financial	6,039		254,066
Prudential	115,471		2,269,744
Randgold Resources	4,376		309,964
Reckitt Benckiser Group	28,573		2,549,547
RELX	50,514		889,758
Rexam	32,409		277,598
Rio Tinto	55,996		1,377,258
Rolls-Royce Holdings	82,227	a	656,386
Royal Bank of Scotland Group	153,539	a	556,553
Royal Dutch Shell, Cl. A	173,661		3,800,358
Royal Dutch Shell, Cl. B	108,944		2,382,246
Royal Mail	39,615		260,573
RSA Insurance Group	44,836		267,509
SABMiller	43,567		2,599,058
Sage Group	46,087		409,673
Schroders	5,838		228,763
Segro	33,856		212,816
Severn Trent	10,089		316,045
Shire	26,531		1,488,136
Sky	45,131		699,467
Smith & Nephew	40,722		678,342
Smiths Group	18,686		252,846
Sports Direct International	11,250	a	67,027

SSE	44,344		921,384
St. James's Place	24,309		333,929
Standard Chartered	148,064		1,003,224
Standard Life	86,897		453,587
Tate & Lyle	21,771		194,331
Taylor Wimpey	151,385		417,161
Tesco	363,421	a	900,193
Travis Perkins	11,023		288,022
Unilever	57,629		2,536,369
United Utilities Group	31,427		430,004
Vodafone Group	1,181,496		3,779,490
Weir Group	9,166		113,559
Whitbread	8,082		462,958
William Hill	40,472		225,103
WM Morrison Supermarkets	97,954		245,175
Wolseley	11,842		585,902
WPP	57,863		1,259,383
			100,147,668
Total Common Stocks
(cost $493,452,483)			513,733,348

Preferred Stocks--.5%
Germany
Bayerische Motoren Werke	2,457		169,124
Fuchs Petrolub	2,998		122,892
Henkel & Co.	7,964		845,203
Porsche Automobil Holding	6,890		311,554
Volkswagen	8,163		947,392
Total Preferred Stocks
(cost $2,285,766)			2,396,165
	Number of
Rights--.0%	Rights		Value ($)
Italy--.0%
Saipem	10,910	a	34,274
Spain--.0%
ACS Actividades de Construccion y Servicios	8,471	a	3,762
Total Rights
(cost $413,443)			38,036
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)

U.S. Treasury Bills
0.17%, 3/17/16	435,000	d	434,877
0.36%, 6/23/16	80,000	d	79,885
Total Short-Term Investments
(cost $514,794)			514,762

Other Investment--.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,867,443)	4,867,443	[e]	4,867,443
Total Investments (cost $501,533,929)	99.7%		521,549,754
Cash and Receivables (Net)	.3%		1,756,363
Net Assets	100.0%		523,306,117

ADR - American Depository Receipts
BR-Bearer Certificate
CDI-Chess Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Risparmio (Savings) Shares
SDR-Swedish Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $1,050,949 or .2% of net assets.
c	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2016, the value of this security amounted to $13 or less than .01% of net assets.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At January 31, 2016 net unrealized appreciation on investments was $20,015,825 of which $100,685,197 related to appreciated investment securities and $80,669,372 related to depreciated investment securities. At January 31, 2016 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.4
Consumer Discretionary	13.0
Consumer Staples	12.5
Industrial	12.1

Health Care	12.0
Materials	6.0
Information Technology	5.1
Telecommunication Services	5.1
Energy	4.7
Utilities	3.8
Short-Term/Money Market Investment	1.0
99.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016 ($)
Financial Futures Long
ASX SPI 200	10	878,494	March 2016	(22,350)
DJ Euro Stoxx 50	69	2,263,349	March 2016	(95,992)
FTSE 100	26	2,225,449	March 2016	(24,611)
Topix	13	1,545,203	March 2016	(44,433)
				(187,386)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/16/2016	a 253,100	181,232	178,728	(2,504)
3/16/2016	b 527,300	379,667	372,357	(7,310)
3/16/2016	c 522,574	376,319	369,019	(7,300)
3/16/2016	d 248,600	176,513	175,551	(962)
3/16/2016	e 427,904	307,144	302,167	(4,977)
3/16/2016	f 62,766	45,427	44,323	(1,104)
3/16/2016	g 251,100	176,398	177,316	918

British Pound,
Expiring:
3/16/2016	a 1,309,251	1,953,330	1,865,720	(87,610)
3/16/2016	c 45,047	67,075	64,193	(2,882)
3/16/2016	d 58,300	88,310	83,079	(5,231)
3/16/2016	e 296,962	439,476	423,179	(16,297)
3/16/2016	f 1,248,209	1,853,167	1,778,733	(74,434)
3/16/2016	h 56,000	79,061	79,802	741
3/16/2016	i 555,700	841,702	791,888	(49,814)

Euro,
Expiring:
3/16/2016	b 1,132,894	1,229,011	1,228,776	(235)
3/16/2016	c 33,000	36,132	35,793	(339)
3/16/2016	d 1,307,500	1,432,593	1,418,159	(14,434)

3/16/2016	e 221,300	240,725	240,030	(695)
3/16/2016	f 1,138,400	1,244,239	1,234,748	(9,491)
3/16/2016	g 119,900	130,073	130,048	(25)
3/16/2016	i 1,138,407	1,253,511	1,234,755	(18,756)

Japanese Yen,
Expiring:
3/16/2016	a 69,655,054	572,685	576,022	3,337
3/16/2016	b 172,331,929	1,428,607	1,425,123	(3,484)
3/16/2016	c 48,368,659	405,818	399,991	(5,827)
3/16/2016	e 46,255,827	385,630	382,519	(3,111)
3/16/2016	f 89,770,000	745,395	742,366	(3,029)
3/16/2016	g 69,821,036	579,582	577,395	(2,187)

Sales:		Proceeds ($)
Australian Dollar,
Expiring:
3/16/2016	b 253,500	182,915	179,011	3,904
3/16/2016	c 29,724	21,270	20,990	280
3/16/2016	d 788,600	564,402	556,875	7,527
3/16/2016	f 247,900	172,520	175,056	(2,536)

British Pound,
Expiring:
3/16/2016	b 62,300	92,200	88,779	3,421
3/16/2016	d 929,700	1,366,414	1,324,849	41,565
3/16/2016	e 124,000	182,608	176,704	5,904
3/16/2016	f 1,010,800	1,485,645	1,440,419	45,226
3/16/2016	g 116,600	167,984	166,158	1,826

Euro,
Expiring:
2/1/2016	d 165,497	181,219	179,282	1,937

3/16/2016	b 32,800	35,759	35,576	183
3/16/2016	c 14,707	16,093	15,952	141
3/16/2016	d 2,063,700	2,240,057	2,238,360	1,697
3/16/2016	f 398,600	436,337	432,335	4,002
3/16/2016	g 547,700	601,851	594,054	7,797
3/16/2016	h 187,900	204,156	203,803	353

Japanese Yen,
Expiring:
3/16/2016	b 15,475,000	128,831	127,973	858
3/16/2016	d 13,585,000	114,697	112,343	2,354
3/16/2016	e 106,255,000	887,754	878,691	9,063
3/16/2016	f 58,550,000	495,038	484,187	10,851
3/16/2016	g 123,800,000	1,037,814	1,023,782	14,032

Gross Unrealized Appreciation	167,917
Gross Unrealized Depreciation	(324,574)

Counterparties:
a	Bank of America
b	Citigroup
c	Goldman Sachs International
d	HSBC
e	Royal Bank of Canada
f	Standard Chartered Bank
g	UBS
h	BNP Paribas
i	Credit Suisse International

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	1,115,177	512,618,158	††	13	513,733,348
Equity Securities - Foreign Preferred Stocks†	-	2,396,165	††	-	2,396,165
Mutual Funds	4,867,443	-		-	4,867,443
Rights†		38,036	††		38,036
U.S. Treasury	-	514,762		-	514,762
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	167,917		-	167,917
Liabilities ($)
Other Financial Instruments:
Financial Futures†††	(187,386)	-		-	(187,386)
Forward Foreign Currency Exchange Contracts†††	-	(324,574)		-	(324,574)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2016 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Automobiles & Components--.9%
BorgWarner	31,857		935,321
Delphi Automotive	40,806		2,649,942
Ford Motor	557,008		6,650,675
General Motors	205,631		6,094,903
Goodyear Tire & Rubber	37,394		1,062,364
Harley-Davidson	27,614	a	1,104,560
Johnson Controls	93,117		3,340,107
			21,837,872
Banks--5.6%
Bank of America	1,495,934		21,152,507
BB&T	112,304		3,667,849
Citigroup	428,598		18,249,703
Citizens Financial Group	64,617		1,373,111
Comerica	26,215		899,174
Fifth Third Bancorp	116,499		1,840,684
Huntington Bancshares	113,494		973,778
JPMorgan Chase & Co.	528,797		31,463,421
KeyCorp	123,530		1,378,595
M&T Bank	23,084		2,543,395
People's United Financial	41,693		599,128
PNC Financial Services Group	73,438		6,363,403
Regions Financial	194,118		1,576,238
SunTrust Banks	74,449		2,723,344
U.S. Bancorp	236,918		9,490,935
Wells Fargo & Co.	667,709		33,539,023
Zions Bancorporation	27,684		627,873
			138,462,161
Capital Goods--7.2%
3M	88,605		13,379,355
Allegion	14,254		863,222
AMETEK	34,534		1,624,825
Boeing	90,637		10,888,223
Caterpillar	83,850		5,218,824
Cummins	23,936		2,151,607
Danaher	85,031		7,367,936

Deere & Co.	44,617	a	3,435,955
Dover	23,386		1,366,912
Eaton	66,061		3,336,741
Emerson Electric	94,715		4,354,996
Fastenal	41,364	a	1,677,724
Flowserve	18,625		719,670
Fluor	21,487		964,551
General Dynamics	42,777		5,722,279
General Electric	1,356,840		39,484,044
Honeywell International	111,190		11,474,808
Illinois Tool Works	47,940		4,317,956
Ingersoll-Rand	38,900		2,002,183
Jacobs Engineering Group	17,461	b	684,995
L-3 Communications Holdings	11,279		1,317,838
Lockheed Martin	38,011		8,020,321
Masco	48,430		1,278,068
Northrop Grumman	26,264		4,860,416
PACCAR	51,557		2,529,902
Parker Hannifin	19,685		1,912,595
Pentair	26,219	a	1,235,439
Precision Castparts	19,769		4,644,727
Quanta Services	23,225	b	434,307
Raytheon	43,235		5,544,456
Rockwell Automation	19,126		1,827,872
Rockwell Collins	18,566		1,501,618
Roper Technologies	14,450		2,538,431
Snap-on	8,334		1,346,441
Stanley Black & Decker	21,579		2,035,763
Textron	40,913		1,400,043
United Rentals	13,360	b	640,078
United Technologies	118,594		10,399,508
W.W. Grainger	8,563	a	1,684,256
Xylem	24,564		883,076
			177,071,961
Commercial & Professional Services--.6%
ADT	23,464	a	694,065
Cintas	12,788		1,098,745
Dun & Bradstreet	4,735		466,019
Equifax	17,119		1,811,190
Pitney Bowes	31,223		611,346
Republic Services	35,217		1,538,983

Robert Half International	18,558		812,284
Stericycle	11,945	b	1,437,581
Tyco International	60,662		2,086,166
Verisk Analytics, Cl. A	22,147	b	1,616,731
Waste Management	60,817		3,220,260
			15,393,370
Consumer Durables & Apparel--1.4%
Coach	39,830		1,475,702
D.R. Horton	45,323		1,246,836
Garmin	18,072		635,773
Hanesbrands	58,033		1,774,069
Harman International Industries	9,899		736,387
Hasbro	15,692		1,165,602
Leggett & Platt	19,753		819,947
Lennar, Cl. A	26,398	a	1,112,676
Mattel	48,157		1,328,652
Michael Kors Holdings	27,594	b	1,101,001
Mohawk Industries	9,107	b	1,515,496
Newell Rubbermaid	37,837	a	1,467,319
NIKE, Cl. B	193,850		12,020,638
PulteGroup	48,539		813,514
PVH	11,465		841,302
Ralph Lauren	8,453		950,962
Under Armour, Cl. A	25,648	b	2,191,109
VF	48,030		3,006,678
Whirlpool	11,461		1,540,244
			35,743,907
Consumer Services--2.0%
Carnival	66,076		3,180,238
Chipotle Mexican Grill	4,500	b	2,038,365
Darden Restaurants	16,320		1,029,139
H&R Block	34,154		1,162,944
Marriott International, Cl. A	28,559	a	1,750,095
McDonald's	132,214		16,365,449
Royal Caribbean Cruises	23,816		1,951,959
Starbucks	213,493		12,973,970
Starwood Hotels & Resorts
Worldwide	24,209	c	1,506,768
Wyndham Worldwide	17,505		1,136,074
Wynn Resorts	12,190	a	820,875
Yum! Brands	61,276		4,434,544

			48,350,420
Diversified Financials--4.7%
Affiliated Managers Group	7,777	b	1,043,596
American Express	120,411		6,441,988
Ameriprise Financial	25,623		2,322,725
Bank of New York Mellon	158,242		5,731,525
Berkshire Hathaway, Cl. B	269,340	b	34,952,252
BlackRock	18,001		5,656,994
Capital One Financial	76,635		5,028,789
Charles Schwab	170,840		4,361,545
CME Group	48,154		4,326,637
Discover Financial Services	63,092		2,888,983
E*TRADE Financial	40,442	b	952,813
Franklin Resources	56,157		1,946,402
Goldman Sachs Group	57,136		9,230,892
Intercontinental Exchange	17,079		4,505,440
Invesco	60,847		1,821,151
Legg Mason	15,606		477,856
Leucadia National	47,525		787,014
McGraw-Hill Financial	39,430		3,352,339
Moody's	24,929		2,222,171
Morgan Stanley	217,831		5,637,466
Nasdaq	16,195		1,004,090
Navient	53,828		514,596
Northern Trust	31,187		1,936,089
State Street	58,311		3,249,672
Synchrony Financial	119,018	b	3,382,492
T. Rowe Price Group	36,200		2,568,390
			116,343,907
Energy--6.5%
Anadarko Petroleum	72,725		2,842,820
Apache	53,146		2,260,831
Baker Hughes	62,963		2,739,520
Cabot Oil & Gas	57,361		1,190,241
Cameron International	27,257	b	1,789,695
Chesapeake Energy	72,177	a	244,680
Chevron	270,508		23,390,827
Cimarex Energy	13,026		1,211,418
Columbia Pipeline Group	55,143		1,022,903
ConocoPhillips	176,388		6,893,243
CONSOL Energy	34,830	a	276,550

Devon Energy	55,938		1,560,670
Diamond Offshore Drilling	7,985	a	148,441
Ensco, Cl. A	35,333		345,557
EOG Resources	79,065		5,615,196
EQT	21,165		1,306,727
Exxon Mobil	598,605		46,601,399
FMC Technologies	34,639	b	871,171
Halliburton	122,918		3,907,563
Helmerich & Payne	16,300	a	828,040
Hess	35,233		1,497,402
Kinder Morgan	262,734		4,321,974
Marathon Oil	95,505		929,264
Marathon Petroleum	77,880		3,254,605
Murphy Oil	22,836		447,814
National Oilwell Varco	56,540		1,839,812
Newfield Exploration	23,540	b	684,308
Noble Energy	60,581		1,961,007
Occidental Petroleum	110,003		7,571,506
ONEOK	31,329		780,405
Phillips 66	68,640		5,501,496
Pioneer Natural Resources	21,219		2,630,095
Range Resources	25,030	a	739,887
Schlumberger	180,672		13,057,165
Southwestern Energy	55,553	a,b	493,866
Spectra Energy	97,701		2,681,892
Tesoro	17,805		1,553,486
Transocean	51,286	a	534,400
Valero Energy	69,355		4,707,124
Williams	95,990		1,852,607
			162,087,607
Food & Staples Retailing--2.4%
Costco Wholesale	62,447		9,436,991
CVS Health	159,314		15,388,139
Kroger	140,928		5,469,416
Sysco	75,710		3,014,015
Wal-Mart Stores	224,562		14,901,934
Walgreens Boots Alliance	125,207		9,981,502
Whole Foods Market	50,944		1,493,169
			59,685,166
Food, Beverage & Tobacco--5.9%
Altria Group	281,879		17,225,626

Archer-Daniels-Midland	87,882		3,106,629
Brown-Forman, Cl. B	15,326		1,499,496
Campbell Soup	24,684	a	1,392,424
Coca-Cola	562,706		24,151,341
Coca-Cola Enterprises	30,044		1,394,642
ConAgra Foods	60,518		2,519,969
Constellation Brands, Cl. A	24,527		3,739,877
Dr. Pepper Snapple Group	28,135		2,640,188
General Mills	85,864		4,852,175
Hershey	21,557		1,899,387
Hormel Foods	18,351		1,475,604
J.M. Smucker	17,097		2,193,887
Kellogg	36,603		2,688,124
Keurig Green Mountain	16,053		1,432,730
Kraft Heinz	85,421		6,667,963
McCormick & Co.	16,617		1,461,797
Mead Johnson Nutrition	28,808		2,088,292
Molson Coors Brewing, Cl. B	26,100		2,361,528
Mondelez International, Cl. A	228,733		9,858,392
Monster Beverage	21,707	b	2,931,096
PepsiCo	210,223		20,875,144
Philip Morris International	222,689		20,044,237
Reynolds American	118,883		5,938,206
Tyson Foods, Cl. A	43,453		2,318,652
			146,757,406
Health Care Equipment & Services--4.8%
Abbott Laboratories	214,362		8,113,602
Aetna	49,526		5,043,728
AmerisourceBergen	28,204		2,525,950
Anthem	37,393		4,879,413
Baxter International	77,787		2,847,004
Becton Dickinson & Co.	30,265		4,399,623
Boston Scientific	189,261	b	3,317,745
C.R. Bard	10,425		1,910,590
Cardinal Health	47,431		3,859,460
Cerner	43,162	b	2,503,828
Cigna	36,679		4,900,314
DaVita HealthCare Partners	24,046	b	1,613,968
DENTSPLY International	20,283		1,194,466
Edwards Lifesciences	30,203	b	2,362,177
Express Scripts Holding	97,186	b	6,984,758

HCA Holdings	45,577	b	3,171,248
Henry Schein	12,089	b	1,830,758
Humana	21,178		3,447,567
Intuitive Surgical	5,309	b	2,871,373
Laboratory Corporation of America
Holdings	14,373	b	1,614,807
McKesson	32,856		5,289,159
Medtronic	202,861		15,401,207
Patterson	11,169		474,236
Quest Diagnostics	21,052		1,382,485
St. Jude Medical	40,474		2,139,456
Stryker	45,109		4,472,557
Tenet Healthcare	13,626	b	369,537
UnitedHealth Group	136,983		15,774,962
Universal Health Services, Cl. B	13,201		1,486,961
Varian Medical Systems	14,912	a,b	1,150,163
Zimmer Biomet Holdings	24,697		2,451,424
			119,784,526
Household & Personal Products--2.2%
Church & Dwight	18,861		1,584,324
Clorox	18,971		2,448,208
Colgate-Palmolive	128,388		8,670,042
Estee Lauder, Cl. A	32,303		2,753,831
Kimberly-Clark	52,265		6,711,871
Procter & Gamble	390,987		31,939,728
			54,108,004
Insurance--2.6%
Aflac	61,914		3,588,535
Allstate	55,821		3,382,753
American International Group	178,302		10,070,497
Aon	39,462		3,465,947
Assurant	9,220		749,678
Chubb	66,174		7,482,338
Cincinnati Financial	21,193		1,221,353
Hartford Financial Services Group	59,340		2,384,281
Lincoln National	37,214		1,468,464
Loews	41,969		1,553,273
Marsh & McLennan	75,810		4,042,947
MetLife	158,464		7,075,418
Principal Financial Group	38,381		1,458,478
Progressive	83,533		2,610,406

Prudential Financial	64,218		4,500,397
Torchmark	17,440		947,690
Travelers	44,524		4,765,849
Unum Group	34,567		989,999
Willis Towers Watson	19,774		2,263,487
XL Group	44,182		1,602,039
			65,623,829
Materials--2.6%
Air Products & Chemicals	27,549		3,490,734
Airgas	9,341		1,307,740
Alcoa	187,169	a	1,364,462
Avery Dennison	13,065		795,528
Ball	20,496		1,369,748
CF Industries Holdings	34,260		1,027,800
Dow Chemical	161,933		6,801,186
E.I. du Pont de Nemours & Co.	126,191		6,657,837
Eastman Chemical	21,946		1,343,315
Ecolab	37,964		4,095,177
FMC	20,347		726,795
Freeport-McMoRan	164,646	a	757,372
International Flavors & Fragrances	11,692		1,367,496
International Paper	60,507		2,069,944
LyondellBasell Industries, Cl. A	51,803		4,039,080
Martin Marietta Materials	9,558		1,200,294
Monsanto	62,884		5,697,290
Mosaic	48,068		1,158,439
Newmont Mining	76,425		1,525,443
Nucor	44,939		1,755,767
Owens-Illinois	25,079	b	324,522
PPG Industries	39,404		3,748,108
Praxair	40,828		4,082,800
Sealed Air	29,044		1,177,153
Sherwin-Williams	11,300		2,889,071
Vulcan Materials	18,622		1,642,460
WestRock	37,835		1,334,819
			63,750,380
Media--3.2%
Cablevision Systems (NY Group),
Cl. A	31,705		1,011,707
CBS, Cl. B	63,951		3,037,672
Comcast, Cl. A	351,435		19,578,444

Discovery Communications, Cl. A	22,867	a,b	630,901
Discovery Communications, Cl. C	37,644	b	1,024,293
Interpublic Group of Companies	57,254		1,284,780
News Corp., Cl. A	54,741		709,991
News Corp., Cl. B	14,916		199,129
Nielsen Holdings	53,776		2,589,852
Omnicom Group	34,385		2,522,140
Scripps Networks Interactive, Cl.
A	13,098	a	798,585
TEGNA	33,872		813,267
Time Warner	115,083		8,106,446
Time Warner Cable	40,695		7,406,897
Twenty-First Century Fox, Cl. A	168,721		4,550,405
Twenty-First Century Fox, Cl. B	61,621		1,669,929
Viacom, Cl. B	51,036		2,329,283
Walt Disney	218,960		20,980,747
			79,244,468
Pharmaceuticals, Biotech & Life Sciences--9.7%
AbbVie	235,230		12,914,127
Agilent Technologies	46,827		1,763,037
Alexion Pharmaceuticals	32,364	b	4,722,878
Allergan	56,661	b	16,116,088
Amgen	108,235		16,530,732
Baxalta	83,916		3,357,479
Biogen	31,861	b	8,699,965
Bristol-Myers Squibb	239,774		14,904,352
Celgene	112,871	b	11,323,219
Eli Lilly & Co.	140,283		11,096,385
Endo International	29,228	b	1,621,277
Gilead Sciences	207,408		17,214,864
Illumina	20,665	b	3,264,037
Johnson & Johnson	397,803		41,546,545
Mallinckrodt	16,450	b	955,580
Merck & Co.	402,390		20,389,101
Mylan	58,813	b	3,098,857
PerkinElmer	16,461		795,396
Perrigo Company	21,180		3,062,204
Pfizer	887,471		27,058,991
Regeneron Pharmaceuticals	11,037	b	4,636,533
Thermo Fisher Scientific	57,344		7,572,849
Vertex Pharmaceuticals	35,286	b	3,202,204

Waters	11,795	b	1,429,672
Zoetis	65,721		2,829,289
			240,105,661
Real Estate--2.9%
American Tower	60,546	c	5,711,910
Apartment Investment & Management,
Cl. A	21,088	c	825,595
AvalonBay Communities	19,623	c	3,365,148
Boston Properties	22,215	c	2,581,605
CBRE Group, Cl. A	41,427	b	1,158,713
Crown Castle International	47,765	c	4,117,343
Equinix	9,856	c	3,060,978
Equity Residential	51,891	c	4,000,277
Essex Property Trust	9,429	c	2,009,414
Extra Space Storage	17,755	c	1,610,201
Federal Realty Investment Trust	8,398	c	1,266,670
General Growth Properties	83,690	c	2,346,668
HCP	65,415	a,c	2,351,015
Host Hotels & Resorts	109,792	c	1,520,619
Iron Mountain	27,198	c	749,033
Kimco Realty	57,259	c	1,556,872
Macerich	19,254	c	1,501,234
Plum Creek Timber	25,444	c	1,030,736
Prologis	73,956	c	2,919,043
Public Storage	21,127	c	5,356,962
Realty Income	35,582	a,c	1,985,120
Simon Property Group	44,218	c	8,236,929
SL Green Realty	14,264	c	1,378,045
Ventas	47,830	c	2,645,956
Vornado Realty Trust	24,771	c	2,191,243
Welltower	50,504	c	3,142,359
Weyerhaeuser	74,297	c	1,902,746
			70,522,434
Retailing--5.4%
Advance Auto Parts	10,627		1,615,835
Amazon.com	55,257	b	32,435,859
AutoNation	10,315	b	446,124
AutoZone	4,489	b	3,444,814
Bed Bath & Beyond	24,987	a,b	1,078,689
Best Buy	43,796	a	1,223,222
CarMax	30,376	a,b	1,342,012

Dollar General	41,968		3,150,118
Dollar Tree	33,658	b	2,737,069
Expedia	16,731		1,690,500
GameStop, Cl. A	13,772		360,964
Gap	34,103	a	843,026
Genuine Parts	22,139		1,907,718
Home Depot	182,437		22,943,277
Kohl's	29,023	a	1,443,894
L Brands	36,659		3,524,763
Lowe's	132,291		9,479,973
Macy's	47,434		1,916,808
Netflix	60,901	b	5,593,148
Nordstrom	20,119	a	987,843
O'Reilly Automotive	14,284	b	3,726,696
Priceline Group	7,166	b	7,631,575
Ross Stores	58,345		3,282,490
Signet Jewelers	11,597		1,345,252
Staples	89,263		796,226
Target	88,723		6,425,320
The TJX Companies	96,414		6,868,533
Tiffany & Co.	15,641		998,521
Tractor Supply	19,920		1,759,135
TripAdvisor	16,679	b	1,113,490
Urban Outfitters	14,578	b	333,545
			132,446,439
Semiconductors & Semiconductor Equipment--2.5%
Analog Devices	45,486		2,449,876
Applied Materials	165,783		2,926,070
Avago Technologies	54,002	a	7,220,607
Broadcom, Cl. A	79,774	a	4,361,245
First Solar	10,866	b	746,060
Intel	679,354		21,073,561
KLA-Tencor	22,364		1,498,164
Lam Research	22,352	a	1,604,650
Linear Technology	34,046		1,454,786
Microchip Technology	29,251	a	1,310,737
Micron Technology	154,019	b	1,698,830
NVIDIA	71,256		2,087,088
Qorvo	21,578	b	854,489
Skyworks Solutions	27,489		1,894,542
Texas Instruments	146,779		7,769,012

Xilinx	37,644		1,892,364
			60,842,081
Software & Services--9.9%
Accenture, Cl. A	89,811		9,478,653
Activision Blizzard	72,100		2,510,522
Adobe Systems	71,003	b	6,328,497
Akamai Technologies	26,158	b	1,193,328
Alliance Data Systems	8,732	b	1,744,566
Autodesk	33,505	b	1,568,704
Automatic Data Processing	66,593		5,533,212
CA	44,557		1,280,123
Citrix Systems	22,548	b	1,588,732
Cognizant Technology Solutions,
Cl. A	87,348	b	5,530,002
CSRA	19,270		516,051
eBay	159,359	b	3,738,562
Electronic Arts	44,364	b	2,863,474
Facebook, Cl. A	326,279	b	36,611,767
Fidelity National Information
Services	39,997		2,389,021
Fiserv	33,790	b	3,195,182
International Business Machines	128,846		16,078,692
Intuit	38,026		3,631,863
MasterCard, Cl. A	142,493		12,686,152
Microsoft	1,148,601		63,276,429
Oracle	460,727		16,728,997
Paychex	46,415		2,221,422
PayPal Holdings	159,364		5,759,415
Red Hat	26,585	b	1,862,279
salesforce.com	89,612	b	6,098,993
Symantec	95,504		1,894,799
Teradata	20,774	b	505,639
Total System Services	22,681		910,869
VeriSign	14,126	a,b	1,067,926
Visa, Cl. A	279,895		20,849,379
Western Union	74,251		1,324,638
Xerox	144,065		1,404,634
Yahoo!	123,455	b	3,643,157
			246,015,679
Technology Hardware & Equipment--8.2%
Alphabet, Cl. A	41,870	b	31,877,724

Alphabet, Cl. C	42,704	b	31,726,937
Amphenol, Cl. A	44,750		2,218,257
Apple	802,659		78,130,827
Cisco Systems	729,730		17,360,277
Corning	170,434		3,171,777
EMC	277,634		6,876,994
F5 Networks	9,965	b	934,518
FLIR Systems	19,791		578,689
Harris	17,725		1,541,543
Hewlett-Packard Enterprise	259,067		3,564,762
HP	259,029		2,515,172
Juniper Networks	48,642		1,147,951
Motorola Solutions	22,899		1,528,966
NetApp	43,824		961,060
QUALCOMM	216,650		9,822,911
SanDisk	29,327		2,073,419
Seagate Technology	43,211		1,255,280
TE Connectivity	55,700		3,183,812
Western Digital	32,863		1,576,767
			202,047,643
Telecommunication Services--2.7%
AT&T	884,499		31,895,034
CenturyLink	82,156		2,088,405
Frontier Communications	166,547		757,789
Level 3 Communications	41,497	b	2,025,469
Verizon Communications	584,975		29,231,201
			65,997,898
Transportation--2.0%
American Airlines Group	90,104		3,513,155
C.H. Robinson Worldwide	20,280		1,313,536
CSX	143,002		3,291,906
Delta Air Lines	113,786		5,039,582
Expeditors International of
Washington	27,305		1,232,002
FedEx	37,387		4,967,985
J.B. Hunt Transport Services	13,368		971,854
Kansas City Southern	16,276		1,153,643
Norfolk Southern	43,107		3,039,043
Ryder System	7,484		397,924
Southwest Airlines	94,573		3,557,836
Union Pacific	122,947		8,852,184

United Continential Holdings	55,042	b	2,657,428
United Parcel Service, Cl. B	99,777		9,299,216
			49,287,294
Utilities--3.2%
AES	98,743		938,058
AGL Resources	17,240		1,095,774
Ameren	35,185		1,580,510
American Electric Power	69,265		4,223,087
CenterPoint Energy	59,283		1,059,387
CMS Energy	37,838		1,471,141
Consolidated Edison	41,527		2,881,559
Dominion Resources	85,530		6,172,700
DTE Energy	26,080		2,217,061
Duke Energy	98,869		7,444,836
Edison International	47,325		2,924,685
Entergy	25,258		1,782,710
Eversource Energy	44,720		2,405,936
Exelon	131,616		3,891,885
FirstEnergy	60,678		2,006,015
NextEra Energy	65,680		7,337,113
NiSource	47,239		992,491
NRG Energy	50,014		532,149
Pepco Holdings	34,420		918,326
PG&E	69,546		3,818,771
Pinnacle West Capital	16,499		1,094,049
PPL	94,916		3,327,755
Public Service Enterprise Group	72,153		2,979,919
SCANA	19,504		1,227,777
Sempra Energy	33,752		3,198,002
Southern	130,606		6,389,245
TECO Energy	33,910		919,639
WEC Energy Group	44,319		2,447,738
Xcel Energy	71,319		2,725,812
			80,004,130
Total Common Stocks
(cost $1,001,434,041)			2,451,514,243
	Principal
Short-Term Investment--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.15%, 3/17/16
(cost $1,524,706)	1,525,000	[d]	1,524,570

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,346,751)	23,346,751 [e]	23,346,751
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,160,235)	12,160,235 [e]	12,160,235
Total Investments (cost $1,038,465,733)	100.6%	2,488,545,799
Liabilities, Less Cash and Receivables	(.6%)	(14,733,488)
Net Assets	100.0%	2,473,812,311

a Security, or portion thereof, on loan. At January 31, 2016, the value of the fund's securities on loan was $42,813,428 and the value of the collateral held by the fund was $42,402,766, consisting of cash collateral of $12,160,235 and U.S. Government and
Agency securities valued at $30,242,531.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized appreciation on investments was $1,450,080,066 of which $1,498,183,824 related to appreciated investment securities and $48,103,758 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	9.9
Pharmaceuticals, Biotech & Life Sciences	9.7
Technology Hardware & Equipment	8.2
Capital Goods	7.2
Energy	6.5
Food, Beverage & Tobacco	5.9
Banks	5.6
Retailing	5.4
Health Care Equipment & Services	4.8
Diversified Financials	4.7
Media	3.2
Utilities	3.2

Real Estate	2.9
Telecommunication Services	2.7
Insurance	2.6
Materials	2.6
Semiconductors & Semiconductor Equipment	2.5
Food & Staples Retailing	2.4
Household & Personal Products	2.2
Consumer Services	2.0
Transportation	2.0
Short-Term/Money Market Investments	1.5
Consumer Durables & Apparel	1.4
Automobiles & Components	.9
Commercial & Professional Services	.6
100.6

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016	($)
Financial Futures Long
Standard & Poor's 500 E-mini	320	30,881,600	March 2016	(4,516)

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	2,439,238,339	-	-	2,439,238,339
Equity Securities - Foreign Common Stocks†	12,275,904	-	-	12,275,904
Mutual Funds	35,506,986	-	-	35,506,986
U.S. Treasury	-	1,524,570	-	1,524,570
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(4,516)	-	-	(4,516)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2016 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2016 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Automobiles & Components--1.1%
Dorman Products	78,281	a,b	3,389,567
Drew Industries	57,280		3,287,872
Gentherm	100,500	b	4,021,005
Motorcar Parts of America	48,370	b	1,662,477
Standard Motor Products	48,950		1,826,325
Superior Industries International	50,986		938,652
Winnebago Industries	105,278	a	1,853,946
			16,979,844
Banks--10.8%
Ameris Bancorp	68,671		1,986,652
Astoria Financial	220,252		3,332,413
Bank Mutual	165,021		1,300,365
Banner	57,568		2,389,072
BBCN Bancorp	224,064		3,405,773
BofI Holding	158,798	a,b	2,724,974
Boston Private Financial Holdings	253,456		2,623,270
Brookline Bancorp	216,572		2,416,944
Cardinal Financial	110,650		2,110,096
Central Pacific Financial	113,036		2,368,104
City Holding	37,313	a	1,658,936
Columbia Banking System	146,458		4,339,551
Community Bank System	111,738	a	4,205,818
CVB Financial	290,229		4,443,406
Dime Community Bancshares	106,133		1,824,426
F.N.B.	436,818	a	5,263,657
First BanCorp	304,366	b	791,352
First Commonwealth Financial	295,442		2,579,209
First Financial Bancorp	168,602		2,697,632
First Financial Bankshares	196,778		5,139,841
First Midwest Bancorp	238,493		4,156,933
First NBC Bank Holding	41,995	b	1,318,223

Glacier Bancorp	214,617		5,062,815
Hanmi Financial	108,563		2,355,817
Home BancShares	170,293		6,592,042
Independent Bank	62,547		2,859,023
LegacyTexas Financial Group	97,695		1,907,983
LendingTree	20,323	a,b	1,497,602
MB Financial	174,481		5,429,849
National Penn Bancshares	411,032		4,685,765
NBT Bancorp	101,459		2,627,788
Northfield Bancorp	142,477		2,205,544
Northwest Bancshares	272,241	a	3,422,069
OFG Bancorp	117,146		658,361
Old National Bancorp	349,254	a	4,302,809
Oritani Financial	137,570		2,300,170
Pinnacle Financial Partners	96,997		4,835,300
PrivateBancorp	230,148		8,660,469
Provident Financial Services	162,688		3,195,192
S&T Bancorp	81,919		2,212,632
Simmons First National, Cl. A	77,355		3,427,600
Southside Bancshares	42,528	a	958,156
Sterling Bancorp	299,373		4,703,150
Talmer Bancorp, Cl. A	194,126		3,117,664
Texas Capital Bancshares	116,749	b	4,167,939
Tompkins Financial	32,296		1,809,222
TrustCo Bank	184,658		1,015,619
UMB Financial	104,324	a	4,892,796
United Bankshares	165,000	a	5,540,700
United Community Banks	183,819		3,319,771
Walker & Dunlop	73,408	b	1,758,856
Westamerica Bancorporation	60,392	a	2,637,319
Wilshire Bancorp	191,750		2,030,632
Wintrust Financial	123,525		5,199,167
			172,466,468
Capital Goods--9.1%
AAON	108,761		2,341,624
AAR	92,005		1,933,025
Actuant, Cl. A	159,069		3,703,126
Aegion	115,638	b	2,084,953

Aerojet Rocketdyne Holdings	174,356	b	2,868,156
AeroVironment	36,080	a,b	920,401
Albany International, Cl. A	81,615		2,768,381
American Science & Engineering	26,377		946,671
American Woodmark	41,178	b	2,841,282
Apogee Enterprises	92,604		3,683,787
Applied Industrial Technologies	112,238		4,314,429
Astec Industries	46,089		1,719,120
AZZ	70,922		3,651,065
Barnes Group	143,549		4,666,778
Briggs & Stratton	141,916		2,790,069
Chart Industries	79,817	b	1,293,834
CIRCOR International	43,576		1,546,512
Comfort Systems USA	103,809		2,941,947
Cubic	59,604		2,381,776
DXP Enterprises	32,979	b	517,111
Dycom Industries	89,516	b	5,931,330
EMCOR Group	173,425		7,925,523
Encore Wire	54,756		2,037,471
EnerSys	132,324		6,408,451
Engility Holdings	34,034		459,799
EnPro Industries	50,100		2,227,947
ESCO Technologies	70,407		2,424,113
Federal Signal	201,311		2,977,390
Franklin Electric	118,706		3,238,300
General Cable	175,246		2,053,883
Gibraltar Industries	68,079	b	1,445,998
Griffon	102,127	a	1,550,288
Harsco	208,348		1,341,761
Hillenbrand	166,028		4,496,038
John Bean Technologies	79,575		3,645,331
Kaman	87,828		3,499,068
Lindsay	25,828	a	1,816,742
Lydall	49,238	b	1,390,974
Moog, Cl. A	101,022	b	4,680,349
Mueller Industries	170,572		4,341,057
MYR Group	36,448	b	729,324
National Presto Industries	15,580		1,232,222

Orion Marine Group	50,589	a,b	182,626
PGT	104,697	b	1,026,031
Powell Industries	9,293		232,697
Quanex Building Products	104,499		1,934,276
Simpson Manufacturing	123,380		4,025,889
SPX	109,107		1,014,695
SPX FLOW	109,107		2,601,111
Standex International	33,371		2,410,054
TASER International	135,743	a,b	2,089,085
Tennant	46,071		2,492,902
The Greenbrier Companies	81,936	a	2,118,865
Titan International	125,092		375,276
Universal Forest Products	60,167		4,144,905
Veritiv	21,582	a,b	665,805
Vicor	60,931	a,b	511,820
Watts Water Technologies, Cl. A	76,801		3,783,985
			145,377,428
Commercial & Professional Services--4.7%
ABM Industries	137,252		4,121,678
Brady, Cl. A	120,903		2,713,063
CDI	46,063		236,764
Essendant	107,777		3,218,221
Exponent	68,056		3,491,953
G&K Services, Cl. A	52,956		3,409,307
Healthcare Services Group	185,534	a	6,562,338
Heidrick & Struggles International	36,877		972,078
Insperity	51,022	a	2,292,418
Interface	211,814		3,577,538
Kelly Services, Cl. A	84,461		1,400,363
Korn/Ferry International	143,007		4,406,046
Matthews International, Cl. A	80,040		3,994,796
Mobile Mini	112,661		2,920,173
Navigant Consulting	146,509	b	2,313,377
On Assignment	134,628	b	5,203,372
Resources Connection	104,396		1,577,424
Tetra Tech	164,208		4,349,870
The Brink's Company	127,628		3,752,263
TrueBlue	128,040	b	2,924,434

UniFirst	45,099		4,748,925
US Ecology	61,855		2,101,214
Viad	43,274		1,275,285
WageWorks	93,162	b	4,168,068
			75,730,968
Consumer Durables & Apparel--3.6%
Arctic Cat	13,910		171,232
Callaway Golf	266,425		2,320,562
Crocs	197,221	b	1,816,405
Ethan Allen Interiors	78,233		2,088,821
G-III Apparel Group	106,778	b	5,270,562
Helen of Troy	80,247	b	7,171,674
Iconix Brand Group	133,749	a,b	888,093
Installed Building Products	44,670	b	930,476
iRobot	78,466	a,b	2,662,351
La-Z-Boy	143,825		3,083,608
M/I Homes	58,256	b	1,043,948
Meritage Homes	94,309	b	3,113,140
Movado Group	55,420		1,424,294
Oxford Industries	46,241		3,230,396
Perry Ellis International	53,824	b	1,023,194
Steven Madden	145,102	b	4,685,344
Sturm Ruger & Co.	52,996	a	3,118,815
TopBuild	97,722		2,616,995
Tumi Holdings	150,898	b	2,609,026
Unifi	37,348	b	891,497
Universal Electronics	40,412	b	2,026,662
Wolverine World Wide	301,574		5,099,616
			57,286,711
Consumer Services--3.6%
American Public Education	54,730	b	863,639
Belmond, Cl. A	241,368	b	2,041,973
Biglari Holdings	1,769	a,b	669,000
BJ's Restaurants	56,633	b	2,428,989
Bob Evans Farms	60,777		2,488,210
Boyd Gaming	229,028	b	4,078,989
Capella Education	29,091		1,277,386
Career Education	123,606	b	355,985

DineEquity	41,448		3,519,764
Interval Leisure Group	105,292	a	1,240,340
Marcus	68,456		1,296,557
Marriott Vacations Worldwide	79,289		3,916,084
Monarch Casino & Resort	31,926	b	660,868
Papa John's International	89,535		4,275,296
Pinnacle Entertainment	176,711	b	5,396,754
Popeyes Louisiana Kitchen	60,264	a,b	3,714,070
Red Robin Gourmet Burgers	34,034	b	2,101,259
Regis	96,776	b	1,445,833
Ruby Tuesday	150,203	b	818,606
Ruth's Hospitality Group	110,912		1,802,320
Scientific Games, Cl. A	123,192	a,b	729,297
Sonic	150,251	a	4,414,374
Strayer Education	29,270	b	1,562,725
Texas Roadhouse	163,233		6,011,871
			57,110,189
Diversified Financials--2.5%
Calamos Asset Management, Cl. A	67,277		645,186
Cash America International	80,202	a	2,401,248
Encore Capital Group	54,162	a,b	1,241,393
Enova International	73,384	b	408,749
Evercore Partners, Cl. A	114,113		5,154,484
EZCORP, Cl. A	102,152	b	310,542
Financial Engines	154,605	a	4,169,697
First Cash Financial Services	78,462	b	2,785,401
Green Dot, Cl. A	107,320	b	1,907,076
Greenhill & Co.	81,156		1,929,890
HFF, Cl. A	112,418		3,211,782
Interactive Brokers Group, Cl. A	143,694		4,637,005
INTL FCStone	40,965	b	1,154,803
Investment Technology Group	94,719		1,630,114
Piper Jaffray	49,556	b	1,684,904
PRA Group	142,893	a,b	4,251,067
Virtus Investment Partners	14,312	a	1,259,456
World Acceptance	36,055	b	1,043,432
			39,826,229
Energy--2.5%

Archrock	190,178		1,141,068
Atwood Oceanics	157,066	a	962,815
Basic Energy Services	219,958	a,b	505,903
Bill Barrett	130,406	a,b	482,502
Bonanza Creek Energy	97,720	a,b	278,502
Bristow Group	99,249	a	2,308,532
CARBO Ceramics	45,998	a	761,267
Carrizo Oil & Gas	144,229	b	3,912,933
Cloud Peak Energy	371,129	a,b	556,694
Contango Oil & Gas	41,176	b	263,938
Era Group	55,725	b	511,556
Exterran	95,295	b	1,574,273
Geospace Technologies	25,022	a,b	270,488
Green Plains	91,925		1,741,979
Gulf Island Fabrication	45,208		394,214
GulfMark Offshore, Cl. A	105,000	a,b	397,950
Helix Energy Solutions Group	261,076	a,b	1,052,136
Hornbeck Offshore Services	80,923	a,b	657,904
Matrix Service	84,414	b	1,600,489
Newpark Resources	252,175	b	1,228,092
Northern Oil and Gas	145,444	a,b	479,965
PDC Energy	109,783	a,b	6,243,359
Pioneer Energy Services	273,578	b	374,802
REX American Resources	21,103	b	1,127,533
Rex Energy	312,865	a,b	232,521
SEACOR Holdings	48,342	a,b	2,224,215
Stone Energy	197,559	a,b	608,482
Synergy Resources	249,585	a,b	1,582,369
Tesco	90,330		614,244
TETRA Technologies	201,744	b	1,248,795
Tidewater	124,472	a	660,946
Unit	122,161	a,b	1,274,139
US Silica Holdings	140,805	a	2,626,013
			39,900,618
Food & Staples Retailing--.3%
Andersons	71,061		2,082,798
SpartanNash	95,214		1,953,791
			4,036,589

Food, Beverage & Tobacco--2.3%
B&G Foods	161,967	a	5,898,838
Cal-Maine Foods	95,087	a	4,799,041
Calavo Growers	30,948		1,601,559
Darling Ingredients	419,273	b	3,769,264
Diamond Foods	60,458	b	2,218,809
J&J Snack Foods	37,416		4,040,180
Sanderson Farms	60,237	a	4,892,449
Seneca Foods, Cl. A	18,438	b	509,442
Snyder's-Lance	144,276	a	4,554,793
Universal	71,868	a	3,933,336
			36,217,711
Health Care Equipment & Services--8.9%
Abaxis	65,938	a	2,871,600
ABIOMED	104,815	b	8,943,864
Aceto	66,875		1,528,094
Adeptus Health, Cl. A	32,333	a,b	1,525,471
Air Methods	108,564	a,b	4,227,482
Almost Family	16,403	b	627,251
Amedisys	85,108	b	3,042,611
AMN Healthcare Services	129,221	b	3,640,156
Analogic	38,499		2,851,621
AngioDynamics	119,317	b	1,350,668
Anika Therapeutics	48,227	b	1,814,300
Cantel Medical	93,045		5,524,082
Chemed	49,489	a	6,944,296
Computer Programs & Systems	36,712	a	1,928,481
CONMED	78,023		2,882,170
CorVel	31,789	b	1,450,214
Cross Country Healthcare	83,267	b	1,199,045
CryoLife	75,803		745,143
Cynosure, Cl. A	59,634	a,b	2,158,751
Ensign Group	114,986		2,581,436
ExamWorks Group	100,099	a,b	2,748,719
Greatbatch	68,597	b	2,648,530
Haemonetics	133,757	b	4,232,071
Hanger	94,700	a,b	1,277,503
HealthEquity	95,171	a,b	2,050,935

HealthStream	53,985	b	1,182,272
Healthways	92,002	b	1,081,944
HMS Holdings	233,355	b	2,811,928
ICU Medical	37,464	b	3,605,910
Inogen	35,219	a,b	1,170,680
Integra LifeSciences Holdings	72,836	b	4,475,772
Invacare	78,435		1,208,683
Kindred Healthcare	212,947		2,057,068
Landauer	29,920		916,749
LHC Group	41,371	b	1,568,788
Magellan Health	67,775	b	3,863,175
Masimo	129,497	b	4,759,015
Medidata Solutions	147,861	b	6,318,101
Meridian Bioscience	120,398		2,317,662
Merit Medical Systems	134,637	b	2,228,242
Natus Medical	94,607	b	3,337,735
Neogen	96,829	b	5,052,537
NuVasive	125,947	b	5,808,676
Omnicell	103,551	b	2,898,392
PharMerica	95,112	b	2,823,875
Providence Service	23,613	b	1,048,417
Quality Systems	149,813		1,964,048
Select Medical Holdings	251,243		2,394,346
SurModics	53,791	b	1,073,130
U.S. Physical Therapy	32,992		1,687,541
Vascular Solutions	40,565	b	1,109,858
Zeltiq Aesthetics	88,219	b	2,048,445
			141,607,483
Household & Personal Products--.5%
Central Garden & Pet	23,678	b	319,416
Central Garden & Pet, Cl. A	103,199	b	1,426,210
Inter Parfums	52,355		1,405,732
Medifast	42,236		1,226,111
WD-40	34,348		3,548,148
			7,925,617
Insurance--2.8%
American Equity Investment Life
Holding	251,431		4,573,530

AMERISAFE	47,757		2,436,085
eHealth	29,773	b	312,319
Employers Holdings	105,239		2,621,503
HCI Group	29,990	a	997,168
Horace Mann Educators	98,833		3,036,150
Infinity Property & Casualty	27,988		2,221,967
Navigators Group	32,336	b	2,832,957
ProAssurance	137,819		6,907,488
RLI	94,886	a	5,626,740
Safety Insurance Group	30,473		1,719,287
Selective Insurance Group	156,675		4,905,494
Stewart Information Services	60,370		2,140,720
United Fire Group	60,477		2,336,227
United Insurance Holdings	41,653		646,871
Universal Insurance Holdings	103,673	a	1,942,832
			45,257,338
Materials--4.3%
A. Schulman	76,749		1,943,285
AK Steel Holding	438,033	a,b	893,587
American Vanguard	58,742		661,435
Balchem	81,930		4,599,550
Boise Cascade	96,961	b	2,003,214
Calgon Carbon	154,613		2,503,184
Century Aluminum	144,418	a,b	681,653
Chemours Company	498,424		1,963,791
Clearwater Paper	55,365	b	2,168,093
Deltic Timber	21,708		1,192,203
Flotek Industries	127,771	a,b	853,510
FutureFuel	83,275		1,042,603
Glatfelter	103,789		1,531,926
H.B. Fuller	139,183		5,180,391
Hawkins	12,042		451,214
Haynes International	35,024		1,120,768
Headwaters	198,039	b	3,162,683
Innophos Holdings	55,315		1,477,464
Innospec	64,537		3,217,169
Intrepid Potash	113,071	b	246,495
Kaiser Aluminum	54,505		4,237,219

KapStone Paper and Packaging	208,390		3,080,004
Koppers Holdings	72,093		1,220,534
Kraton Performance Polymers	113,970	b	1,673,080
LSB Industries	31,408	a,b	175,885
Materion	69,921		1,712,365
Myers Industries	70,969		808,337
Neenah Paper	49,555		2,995,104
Olympic Steel	32,416		302,765
Quaker Chemical	37,269		2,795,548
Rayonier Advanced Materials	128,095		896,665
Schweitzer-Mauduit International	92,629		3,890,418
Stepan	53,146		2,389,444
Stillwater Mining	315,297	a,b	2,065,195
SunCoke Energy	177,976		672,749
TimkenSteel	88,708		799,259
Tredegar	46,188		606,448
US Concrete	36,024	b	1,638,372
			68,853,609
Media--.7%
E.W. Scripps, Cl. A	121,370		2,303,603
Gannett	314,244		4,663,381
Harte-Hanks	143,675		491,369
Scholastic	65,804	a	2,259,051
Sizmek	73,893	b	251,975
World Wrestling Entertainment, Cl. A	105,796	a	1,893,748
			11,863,127
Pharmaceuticals, Biotech & Life Sciences--4.0%
Acorda Therapeutics	111,092	a,b	4,090,407
Affymetrix	241,423	a,b	3,387,165
Albany Molecular Research	68,033	a,b	1,110,299
ANI Pharmaceuticals	21,086	a,b	674,963
Cambrex	96,993	b	3,359,838
DepoMed	173,140	a,b	2,655,968
Emergent BioSolutions	93,731	b	3,430,555
Enanta Pharmaceuticals	37,748	a,b	970,124
Impax Laboratories	172,726	b	6,472,043
Lannett Company	85,671	a,b	2,185,467
Ligand Pharmaceuticals	52,229	a,b	5,221,333

Luminex	109,735	b	2,105,815
Medicines	178,108	a,b	6,155,412
MiMedx Group	278,775	a,b	2,319,408
Momenta Pharmaceuticals	148,306	b	1,841,961
Nektar Therapeutics	354,013	a,b	4,828,737
Phibro Animal Health, Cl. A	52,347		1,756,242
Prestige Brands Holdings	155,229	b	7,246,090
Repligen	83,884	b	1,858,031
Sagent Pharmaceuticals	45,955	b	694,380
Spectrum Pharmaceuticals	167,925	a,b	832,908
Supernus Pharmaceuticals	101,961	b	1,156,238
			64,353,384
Real Estate--7.6%
Acadia Realty Trust	177,129	c	6,040,099
Agree Realty	45,236	c	1,670,113
American Assets Trust	121,003	c	4,524,302
Capstead Mortgage	289,004	c	2,699,297
CareTrust	111,313	c	1,142,071
Cedar Realty Trust	228,442	c	1,612,801
Chesapeake Lodging Trust	155,387	c	3,903,321
CoreSite Realty	75,708	c	4,855,911
Cousins Properties	623,933	c	5,378,302
DiamondRock Hospitality	612,951	c	5,087,493
EastGroup Properties	98,618	a,c	5,265,215
Education Realty Trust	162,239	c	6,340,300
Forestar Group	74,024	a,b	672,138
Four Corners Property Trust	101,878		1,721,738
Franklin Street Properties	193,396	c	1,887,545
GEO Group	193,525	c	5,724,470
Getty Realty	76,449	a,c	1,366,908
Government Properties Income Trust	170,723	a,c	2,344,027
Healthcare Realty Trust	262,319	c	7,617,744
Inland Real Estate	255,035	c	2,731,425
Kite Realty Group Trust	209,909	c	5,562,589
Lexington Realty Trust	603,743	c	4,425,436
LTC Properties	106,889	c	4,759,767
Medical Properties Trust	653,627	c	7,189,897
Parkway Properties	191,549	c	2,580,165

Pennsylvania Real Estate
Investment Trust	169,457	c	3,317,968
PS Business Parks	58,714	c	5,083,458
Retail Opportunity Investments	246,244	c	4,553,052
Sabra Health Care	174,882	c	3,210,834
Saul Centers	31,599	c	1,607,441
Summit Hotel Properties	267,742	c	2,717,581
Universal Health Realty Income
Trust	43,779	c	2,225,287
Urstadt Biddle Properties, Cl. A	68,697	c	1,394,549
			121,213,244
Retailing--5.1%
Asbury Automotive Group	73,452	b	3,458,120
Barnes & Noble	152,242		1,335,162
Barnes and Noble Education	82,236	b	906,241
Big 5 Sporting Goods	52,516		639,120
Blue Nile	34,216	b	1,190,375
Buckle	76,831	a	2,183,537
Caleres	125,101		3,362,715
Cato, Cl. A	78,711		3,174,415
Core-Mark Holding Company	60,782		4,940,969
Express	224,506	b	3,807,622
Finish Line, Cl. A	103,940		1,968,624
Five Below	146,518	a,b	5,161,829
Francesca's Holdings	121,084	b	2,207,361
Fred's, Cl. A	79,627	a	1,313,846
FTD Companies	37,820	b	934,154
Genesco	59,617	b	3,943,068
Group 1 Automotive	57,100		3,063,415
Haverty Furniture	40,221		762,188
Hibbett Sports	68,196	a,b	2,193,183
Kirkland's	50,437		596,670
Lithia Motors, Cl. A	65,653		5,027,050
Lumber Liquidators Holdings	66,072	b	852,990
MarineMax	64,842	b	1,096,478
Men's Wearhouse	131,192		1,798,642
Monro Muffler Brake	82,272	a	5,409,384
NutriSystem	81,506		1,614,634

Outerwall	55,998	a	1,892,732
PEP Boys-Manny Moe & Jack	128,215	b	2,370,695
PetMed Express	59,167	a	1,066,189
Select Comfort	157,980	b	3,327,059
Sonic Automotive, Cl. A	82,850		1,418,392
Stage Stores	67,430	a	559,669
Stein Mart	53,935		396,962
The Children's Place	62,568		4,073,177
Tuesday Morning	98,094	b	546,384
Vitamin Shoppe	76,066	b	2,314,688
VOXX International	37,300	b	160,017
Zumiez	51,508	a,b	932,810
			82,000,566
Semiconductors & Semiconductor Equipment--3.3%
Advanced Energy Industries	127,570	b	3,582,166
Brooks Automation	162,361		1,547,300
Cabot Microelectronics	72,313		2,938,800
CEVA	36,324	b	840,901
Cirrus Logic	172,027	a,b	5,972,777
Cohu	91,189		1,104,299
Diodes	80,346	b	1,537,019
DSP Group	61,946	b	592,823
Exar	105,222	b	578,721
Kopin	154,486	b	298,158
Kulicke & Soffa Industries	178,729	b	1,808,737
MKS Instruments	141,855		5,027,341
Monolithic Power Systems	96,878		6,061,656
Nanometrics	42,212	b	596,456
Power Integrations	80,909		3,813,241
Rambus	322,687	b	3,949,689
Rudolph Technologies	103,918	b	1,331,190
Semtech	172,911	b	3,475,511
Tessera Technologies	147,050		4,237,981
Ultratech	56,921	b	1,148,097
Veeco Instruments	111,049	b	2,069,953
			52,512,816
Software & Services--6.5%
Blackbaud	131,739		8,099,314

Blucora	114,102	b	984,700
Bottomline Technologies	106,414	a,b	3,066,851
CACI International, Cl. A	66,923	b	5,559,294
Cardtronics	134,856	b	4,154,913
Ciber	187,916	b	610,727
Constant Contact	98,521	b	3,114,249
CSG Systems International	99,355		3,471,464
DHI Group	114,991	b	1,070,566
Ebix	64,798	a	2,210,908
Epiq Systems	81,158		1,016,098
ExlService Holdings	86,516	b	3,777,289
Forrester Research	35,925		1,148,522
Heartland Payment Systems	98,901		9,106,804
Interactive Intelligence Group	36,297	b	866,772
Liquidity Services	73,782	b	480,321
LivePerson	117,131	b	662,961
LogMeIn	67,885	b	3,546,312
ManTech International, Cl. A	61,944		1,785,846
MicroStrategy, Cl. A	28,834	b	4,974,153
Monotype Imaging Holdings	97,533		2,432,473
Monster Worldwide	310,359	a,b	1,548,691
NIC	164,750		3,260,403
Perficient	104,521	b	1,991,125
Progress Software	152,872	b	3,957,856
QuinStreet	77,713	b	296,087
Rovi	232,878	b	4,531,806
Stamps.com	40,695	b	3,818,005
SYKES Enterprises	110,581	b	3,255,505
Synchronoss Technologies	96,260	b	2,949,406
Take-Two Interactive Software	227,862	b	7,906,811
Tangoe	79,921	b	668,939
TeleTech Holdings	51,424		1,373,535
VASCO Data Security International	95,311	b	1,477,320
Virtusa	68,018	b	3,041,765
XO Group	82,868	b	1,234,733
			103,452,524
Technology Hardware & Equipment--6.8%
ADTRAN	131,917		2,395,613

Agilysys	45,484	b	450,292
Anixter International	79,650	b	3,937,896
Badger Meter	33,852	a	1,889,957
Bel Fuse, Cl. B	27,512		417,357
Benchmark Electronics	157,619	b	3,309,999
Black Box	47,417		361,318
CalAmp	95,572	b	1,624,724
Checkpoint Systems	130,074		842,880
Coherent	72,761	b	5,622,242
Comtech Telecommunications	48,609		948,848
Cray	111,482	b	4,391,276
CTS	121,660		1,916,145
Daktronics	71,502		574,161
DTS	63,878	b	1,423,202
Electro Scientific Industries	40,589	a,b	245,158
Electronics For Imaging	120,890	b	5,002,428
ePlus	15,752	b	1,491,872
Fabrinet	75,279	b	1,875,200
FARO Technologies	33,168	b	851,423
Harmonic	271,781	a,b	896,877
II-VI	166,379	b	3,460,683
Insight Enterprises	113,620	b	2,684,841
Itron	99,729	b	3,287,068
Ixia	184,073	b	1,761,579
Littelfuse	61,951		6,312,807
Lumentum Holdings	124,295	b	2,452,340
Mercury Systems	89,384	b	1,706,341
Methode Electronics	117,162		3,053,242
MTS Systems	44,027		2,351,042
NETGEAR	93,122	a,b	3,479,969
Newport	107,545	b	1,637,910
OSI Systems	50,734	b	2,781,238
Park Electrochemical	43,156		702,580
Plexus	91,297	b	3,190,830
QLogic	233,029	b	2,987,432
Rofin-Sinar Technologies	88,549	b	2,257,114
Rogers	49,430	b	2,346,442
Ruckus Wireless	231,191	a,b	1,944,316

Sanmina	224,464	b	4,206,455
ScanSource	63,819	b	2,002,640
Super Micro Computer	90,501	a,b	2,695,120
TTM Technologies	203,573	b	1,186,831
ViaSat	115,325	a,b	7,207,812
Viavi Solutions	628,583	b	3,142,915
			109,308,415
Telecommunication Services--.9%
8x8	215,811	b	2,710,586
Atlantic Tele-Network	34,231		2,635,445
Cincinnati Bell	588,362	b	1,906,293
Consolidated Communications
Holdings	113,561		2,275,762
General Communication, Cl. A	107,982	b	1,956,634
Iridium Communications	222,870	a,b	1,551,175
Lumos Networks	34,062	b	394,438
Spok Holdings	63,569		1,144,878
			14,575,211
Transportation--2.5%
Allegiant Travel	35,420		5,683,847
ArcBest	80,064		1,643,714
Atlas Air Worldwide Holdings	71,143	b	2,613,082
Celadon Group	46,099		366,026
Echo Global Logistics	62,380	b	1,372,984
Forward Air	72,218		3,116,929
Hawaiian Holdings	139,915	a,b	4,926,407
Heartland Express	144,551	a	2,479,050
Hub Group, Cl. A	114,878	b	3,500,333
Knight Transportation	165,041		4,038,553
Marten Transport	62,388		1,046,871
Matson	124,332		5,024,256
Republic Airways Holdings	94,621	b	201,543
Roadrunner Transportation Systems	59,188	b	468,769
Saia	74,551	b	1,594,646
SkyWest	143,249		2,151,600
			40,228,610
Utilities--4.6%
ALLETE	131,620		6,962,698

American States Water	108,449		4,923,585
Avista	162,284	a	6,009,377
El Paso Electric	104,697		4,285,248
Laclede Group	111,545		7,132,187
New Jersey Resources	221,058		7,785,663
Northwest Natural Gas	84,694	a	4,399,853
NorthWestern	122,684		6,850,675
Piedmont Natural Gas	216,191		12,807,155
South Jersey Industries	199,207		4,952,286
Southwest Gas	132,509		7,795,504
			73,904,231
Total Common Stocks
(cost $1,333,935,710)			1,581,988,930
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.20%, 3/17/16	605,000	[d]	604,829
0.36%, 6/23/16	265,000	[d]	264,618
Total Short-Term Investments
(cost $869,475)			869,447

Other Investment--1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,769,796)	18,769,796	[e]	18,769,796
Investment of Cash Collateral for
Securities Loaned--6.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $107,628,357)	107,628,357	[e]	107,628,357
Total Investments (cost $1,461,203,338)	107.0%		1,709,256,530
Liabilities, Less Cash and Receivables	(7.0%)		(111,654,509)
Net Assets	100.0%		1,597,602,021

a Security, or portion thereof, on loan. At January 31, 2016, the value of the fund's securities on loan was $173,201,997 and the value of the collateral held by the fund was $173,833,887, consisting of cash collateral of $107,628,357 and U.S.

Government and Agency securities valued at $66,205,530.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized appreciation on investments was $248,053,192 of which $412,184,136 related to appreciated investment securities and $164,130,944 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	10.8
Capital Goods	9.1
Health Care Equipment & Services	8.9
Short-Term/Money Market Investments	8.0
Real Estate	7.6
Technology Hardware & Equipment	6.8
Software & Services	6.5
Retailing	5.1
Commercial & Professional Services	4.7
Utilities	4.6
Materials	4.3
Pharmaceuticals, Biotech & Life Sciences	4.0
Consumer Durables & Apparel	3.6
Consumer Services	3.6
Semiconductors & Semiconductor Equipment	3.3
Insurance	2.8
Diversified Financials	2.5
Energy	2.5
Transportation	2.5
Food, Beverage & Tobacco	2.3
Automobiles & Components	1.1
Telecommunication Services	.9
Media	.7
Household & Personal Products	.5
Food & Staples Retailing	.3
107.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016	($)
Financial Futures Long
Russell 2000 Mini	156	16,089,840	March 2016	(242,429)

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,576,263,020	-	-	1,576,263,020
Equity Securities - Foreign Common Stocks†	5,725,910	-	-	5,725,910
Mutual Funds	126,398,153	-	-	126,398,153
U.S. Treasury	-	869,447	-	869,447
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(242,429)	-	-	(242,429)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2016 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)